UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Institutional
Money Market
Funds

Annual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Treasury Only Portfolio
Class I	.24%
Actual		$ 1,000.00	$ 1,002.50	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.73	$ 1.21
Class II	.39%
Actual		$ 1,000.00	$ 1,001.80	$ 1.95
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 1.97
Class III	.48%
Actual		$ 1,000.00	$ 1,001.30	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Class IV	.64%
Actual		$ 1,000.00	$ 1,000.60	$ 3.19**
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23**
Select Class	.29%
Actual		$ 1,000.00	$ 1,002.30	$ 1.45
HypotheticalA		$ 1,000.00	$ 1,023.49	$ 1.46
Treasury Portfolio
Class I	.25%
Actual		$ 1,000.00	$ 1,001.80	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class II	.37%
Actual		$ 1,000.00	$ 1,001.10	$ 1.85
HypotheticalA		$ 1,000.00	$ 1,023.09	$ 1.87
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class III	.48%
Actual		$ 1,000.00	$ 1,000.60	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Class IV	.55%
Actual		$ 1,000.00	$ 1,000.20	$ 2.74**
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77**
Select Class	.29%
Actual		$ 1,000.00	$ 1,001.50	$ 1.45
HypotheticalA		$ 1,000.00	$ 1,023.49	$ 1.46
Government Portfolio
Class I	.24%
Actual		$ 1,000.00	$ 1,005.60	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.73	$ 1.21
Class II	.40%
Actual		$ 1,000.00	$ 1,004.80	$ 2.00
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.02
Class III	.50%
Actual		$ 1,000.00	$ 1,004.30	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Select Class	.29%
Actual		$ 1,000.00	$ 1,005.30	$ 1.45
HypotheticalA		$ 1,000.00	$ 1,023.49	$ 1.46
Prime Money Market Portfolio
Class I	.23%
Actual		$ 1,000.00	$ 1,008.80	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.78	$ 1.16
Class II	.38%
Actual		$ 1,000.00	$ 1,008.10	$ 1.90
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 1.92
Class III	.48%
Actual		$ 1,000.00	$ 1,007.60	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Class IV	.75%
Actual		$ 1,000.00	$ 1,006.30	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Select Class	.29%
Actual		$ 1,000.00	$ 1,008.60	$ 1.45
HypotheticalA		$ 1,000.00	$ 1,023.49	$ 1.46
Institutional Class	.17%
Actual		$ 1,000.00	$ 1,009.10	$ .85
HypotheticalA		$ 1,000.00	$ 1,024.08	$ .86
Money Market Portfolio
Class I	.22%
Actual		$ 1,000.00	$ 1,009.90	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,023.83	$ 1.11
Class II	.37%
Actual		$ 1,000.00	$ 1,009.20	$ 1.85
HypotheticalA		$ 1,000.00	$ 1,023.09	$ 1.87
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class III	.48%
Actual		$ 1,000.00	$ 1,008.60	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Select Class	.28%
Actual		$ 1,000.00	$ 1,009.70	$ 1.40
HypotheticalA		$ 1,000.00	$ 1,023.54	$ 1.41
Institutional Class	.18%
Actual		$ 1,000.00	$ 1,010.10	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Tax-Exempt Portfolio
Class I	.25%
Actual		$ 1,000.00	$ 1,004.50	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class II	.41%
Actual		$ 1,000.00	$ 1,003.80	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07
Class III	.50%
Actual		$ 1,000.00	$ 1,003.30	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Select Class	.31%
Actual		$ 1,000.00	$ 1,004.30	$ 1.55
HypotheticalA		$ 1,000.00	$ 1,023.39	$ 1.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

** If changes to voluntary expense limitations, effective December 23, 2008, had been in effect during the entire period and if certain fees were not voluntarily waived by FMR or its affiliates during the period on the Treasury Only Portfolio and Treasury Portfolio, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury Only Portfolio
Class IV	.74%
Actual		$ 3.69
HypotheticalA		$ 3.73
Treasury Portfolio
Class IV	.75%
Actual		$ 3.74
HypotheticalA		$ 3.78

A 5% return per year before expenses

Annual Report

Treasury Only Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/09	% of fund's investments 9/30/08	% of fund's investments 3/31/08
0 - 30	20.7	44.9	12.9
31 - 90	50.8	31.0	63.7
91 - 180	19.9	22.5	22.8
181 - 397	8.6	1.6	0.6
Weighted Average Maturity
	3/31/09	9/30/08	3/31/08
Treasury Only Portfolio	78 Days	53 Days	71 Days
All Taxable Money Market Funds Average*	48 Days	41 Days	42 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Treasury Obligations 108.1%	U.S. Treasury Obligations 110.1%
Net Other Assets** (8.1)%	Net Other Assets** (10.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Only Portfolio

Investments March 31, 2009

Showing Percentage of Net Assets

U.S. Treasury Obligations - 108.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 105.6%
4/2/09 to 3/11/10	0.10 to 2.47%	$ 19,219,196	$ 19,197,382
U.S. Treasury Bonds - 0.3%
5/15/09	12.13	54,000	54,852
U.S. Treasury Notes - 2.2%
5/15/09 to 11/30/09	0.30 to 1.64	397,000	402,846
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $19,655,080)	19,655,080
NET OTHER ASSETS - (8.1)%	(1,476,867)
NET ASSETS - 100%	$ 18,178,213
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,655,080	$ -	$ 19,655,080	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,655,080)		$ 19,655,080
Receivable for investments sold		10,278
Receivable for fund shares sold		8,498
Interest receivable		6,411
Prepaid expenses		563
Other affiliated receivables		36
Total assets		19,680,866

Liabilities
Payable for investments purchased	$ 1,428,950
Payable for fund shares redeemed	68,769
Distributions payable	687
Accrued management fee	2,184
Distribution fees payable	387
Other affiliated payables	1,035
Other payables and accrued expenses	641
Total liabilities		1,502,653

Net Assets		$ 18,178,213
Net Assets consist of:
Paid in capital		$ 18,177,464
Accumulated undistributed net realized gain (loss) on investments		749
Net Assets		$ 18,178,213

Class I: Net Asset Value, offering price and redemption price per share ($15,534,713 ÷ 15,533,493 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($906,115 ÷ 906,261 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($834,881 ÷ 834,774 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($139,544 ÷ 139,549 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($762,960 ÷ 763,055 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2009

Investment Income
Interest		$ 145,276

Expenses
Management fee	$ 19,648
Transfer agent fees	8,483
Distribution fees	3,970
Accounting fees and expenses	950
Custodian fees and expenses	169
Independent trustees' compensation	50
Registration fees	929
Audit	75
Legal	34
Money Market Guarantee Program fee	2,698
Miscellaneous	225
Total expenses before reductions	37,231
Expense reductions	(1,787)	35,444
Net investment income		109,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		692
Net increase in net assets resulting from operations		$ 110,524

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 109,832	$ 107,145
Net realized gain (loss)	692	349
Net increase in net assets resulting from operations	110,524	107,494
Distributions to shareholders from net investment income	(109,832)	(107,145)
Share transactions - net increase (decrease)	10,160,491	6,178,160
Total increase (decrease) in net assets	10,161,183	6,178,509

Net Assets
Beginning of period	8,017,030	1,838,521
End of period	$ 18,178,213	$ 8,017,030

Financial Highlights - Class I

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.040	.048	.033	.014
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.010	.040	.048	.033	.014
Distributions from net investment income	(.010)	(.040)	(.048)	(.033)	(.014)
Distributions from net realized gain	-	-	-	-	- C
Total distributions	(.010)	(.040)	(.048)	(.033)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.05%	4.03%	4.87%	3.33%	1.45%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.23%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.23%	.20%	.20%	.20%	.20%
Net investment income	.81%	3.48%	4.78%	3.30%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 15,535	$ 6,775	$ 1,425	$ 1,055	$ 835

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.038	.046	.031	.013
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.009	.038	.046	.031	.013
Distributions from net investment income	(.009)	(.038)	(.046)	(.031)	(.013)
Distributions from net realized gain	-	-	-	-	- C
Total distributions	(.009)	(.038)	(.046)	(.031)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.89%	3.88%	4.71%	3.18%	1.30%
Ratios to Average Net Assets B
Expenses before reductions	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.38%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.38%	.35%	.35%	.35%	.35%
Net investment income	.66%	3.58%	4.63%	3.15%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 906	$ 514	$ 210	$ 102	$ 121

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.037	.045	.030	.012
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.008	.037	.045	.030	.012
Distributions from net investment income	(.008)	(.037)	(.045)	(.030)	(.012)
Distributions from net realized gain	-	-	-	-	- C
Total distributions	(.008)	(.037)	(.045)	(.030)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.80%	3.77%	4.61%	3.07%	1.20%
Ratios to Average Net Assets B
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.47%	.45%	.45%	.45%	.45%
Net investment income	.57%	3.46%	4.53%	3.05%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$ 835	$ 514	$ 187	$ 120	$ 135

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,

2009

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.007
Net realized and unrealized gain (loss) F	-	-
Total from investment operations	.006	.007
Distributions from net investment income	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.60%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.74%	.77% A
Expenses net of fee waivers, if any	.65%	.70% A
Expenses net of all reductions	.65%	.70% A
Net investment income	.39%	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 140	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.039	.047	.032	.014
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.010	.039	.047	.032	.014
Distributions from net investment income	(.010)	(.039)	(.047)	(.032)	(.014)
Distributions from net realized gain	-	-	-	-	- C
Total distributions	(.010)	(.039)	(.047)	(.032)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.99%	3.98%	4.81%	3.28%	1.40%
Ratios to Average Net Assets B
Expenses before reductions	.29%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.28%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.28%	.25%	.25%	.25%	.25%
Net investment income	.76%	3.50%	4.73%	3.25%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$ 763	$ 174	$ 17	$ 33	$ 12

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/09	% of fund's investments 9/30/08	% of fund's investments 3/31/08
0 - 30	63.0	93.0	84.1
31 - 90	9.7	1.7	6.1
91 - 180	17.2	2.9	9.5
181 - 397	10.1	2.4	0.3
Weighted Average Maturity
	3/31/09	9/30/08	3/31/08
Treasury Portfolio	55 Days	12 Days	20 Days
All Taxable Money Market Funds Average*	48 Days	41 Days	42 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Treasury Obligations 45.9%	U.S. Treasury Obligations 7.0%
Repurchase Agreements 55.0%	Repurchase Agreements 93.1%
Net Other Assets** (0.9)%	Net Other Assets** (0.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Portfolio

Investments March 31, 2009

Showing Percentage of Net Assets

U.S. Treasury Obligations - 45.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 41.2%
4/9/09 to 3/11/10	0.25 to 2.38%	$ 9,508,301	$ 9,482,011
U.S. Treasury Notes - 4.7%
7/31/09 to 11/30/09	0.35 to 1.64	1,073,000	1,091,618
TOTAL U.S. TREASURY OBLIGATIONS			10,573,629
Repurchase Agreements - 55.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.14%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 396,665	396,663
0.18%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) #	11,888,992	11,888,932
With ING Financial Markets LLC at 0.28%, dated 3/19/09 due 4/20/09 (Collateralized by U.S. Treasury Obligations valued at $395,803,259, 6% - 6.88%, 8/15/25 - 8/15/26)	388,097	388,000
TOTAL REPURCHASE AGREEMENTS		12,673,595
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $23,247,224)	23,247,224
NET OTHER ASSETS - (0.9)%	(217,346)
NET ASSETS - 100%	$ 23,029,878
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$396,663,000 due 4/01/09 at 0.14%
BNP Paribas Securities Corp.	$ 194,560
Banc of America Securities LLC	34,642
Barclays Capital, Inc.	144,885
Deutsche Bank Securities, Inc.	22,576
$ 396,663
$11,888,932,000 due 4/01/09 at 0.18%
BNP Paribas Securities Corp.	$ 4,333,385
Barclays Capital, Inc.	4,897,587
Credit Suisse Securities (USA) LLC	453,092
Deutsche Bank Securities, Inc.	368,299
ING Financial Markets LLC	391,807
J.P. Morgan Securities, Inc.	1,444,762
$ 11,888,932
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,247,224	$ -	$ 23,247,224	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $12,673,595) - See accompanying schedule: Unaffiliated issuers (cost $23,247,224)		$ 23,247,224
Receivable for fund shares sold		9,934
Interest receivable		9,397
Prepaid expenses		1,050
Other receivables		32
Total assets		23,267,637

Liabilities
Payable for investments purchased	$ 229,512
Payable for fund shares redeemed	452
Distributions payable	2,272
Accrued management fee	2,700
Distribution fees payable	1,321
Other affiliated payables	1,312
Other payables and accrued expenses	190
Total liabilities		237,759

Net Assets		$ 23,029,878
Net Assets consist of:
Paid in capital		$ 23,028,290
Accumulated undistributed net realized gain (loss) on investments		1,588
Net Assets		$ 23,029,878

Class I: Net Asset Value, offering price and redemption price per share ($16,235,533 ÷ 16,232,141 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($407,169 ÷ 406,961 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($5,051,413 ÷ 5,051,536 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($453,724 ÷ 453,658 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($882,039 ÷ 881,954 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2009

Investment Income
Interest		$ 313,476

Expenses
Management fee	$ 34,707
Transfer agent fees	14,962
Distribution fees	16,437
Accounting fees and expenses	1,404
Custodian fees and expenses	80
Independent trustees' compensation	98
Registration fees	250
Audit	113
Legal	94
Money Market Guarantee Program fee	5,373
Miscellaneous	556
Total expenses before reductions	74,074
Expense reductions	(3,072)	71,002
Net investment income		242,474
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,083
Net increase in net assets resulting from operations		$ 244,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 242,474	$ 677,736
Net realized gain (loss)	2,083	1,692
Net increase in net assets resulting from operations	244,557	679,428
Distributions to shareholders from net investment income	(242,465)	(677,751)
Share transactions - net increase (decrease)	1,843,470	11,377,546
Total increase (decrease) in net assets	1,845,562	11,379,223

Net Assets
Beginning of period	21,184,316	9,805,093
End of period	$ 23,029,878	$ 21,184,316

Financial Highlights - Class I

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.041	.050	.035	.015
Distributions from net investment income	(.011)	(.041)	(.050)	(.035)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.11%	4.20%	5.11%	3.55%	1.50%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.22%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.22%	.20%	.20%	.20%	.20%
Net investment income	1.04%	3.71%	5.01%	3.51%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 16,236	$ 15,037	$ 5,491	$ 4,297	$ 5,348

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.040	.048	.033	.013
Distributions from net investment income	(.010)	(.040)	(.048)	(.033)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.96%	4.04%	4.96%	3.39%	1.35%
Ratios to Average Net Assets B
Expenses before reductions	.38%	.37%	.39%	.38%	.38%
Expenses net of fee waivers, if any	.36%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.36%	.35%	.35%	.35%	.35%
Net investment income	.90%	3.90%	4.86%	3.36%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 407	$ 305	$ 355	$ 331	$ 180

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.039	.047	.032	.012
Distributions from net investment income	(.009)	(.039)	(.047)	(.032)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.87%	3.94%	4.85%	3.29%	1.25%
Ratios to Average Net Assets B
Expenses before reductions	.48%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46%	.45%	.45%	.45%	.45%
Net investment income	.80%	3.74%	4.76%	3.26%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 5,051	$ 5,329	$ 3,663	$ 3,299	$ 3,439

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,

2009

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.007
Distributions from net investment income	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.71%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.73%	.72% A
Expenses net of fee waivers, if any	.62%	.70% A
Expenses net of all reductions	.62%	.70% A
Net investment income	.64%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,724	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Select Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.041	.049	.034	.014
Distributions from net investment income	(.011)	(.041)	(.049)	(.034)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.06%	4.15%	5.06%	3.49%	1.45%
Ratios to Average Net Assets B
Expenses before reductions	.28%	.27%	.28%	.28%	.29%
Expenses net of fee waivers, if any	.27%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.27%	.25%	.25%	.25%	.25%
Net investment income	.99%	3.95%	4.96%	3.46%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 882	$ 513	$ 296	$ 270	$ 82

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/09	% of fund's investments 9/30/08	% of fund's investments 3/31/08
0 - 30	73.1	67.7	75.0
31 - 90	10.8	17.4	17.6
91 - 180	6.7	6.5	1.1
181 - 397	9.4	8.4	6.3
Weighted Average Maturity
	3/31/09	9/30/08	3/31/08
Government Portfolio	48 Days	44 Days	35 Days
All Taxable Money Market Funds Average*	48 Days	41 Days	42 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Federal Agency Issues 52.1%	Federal Agency Issues 55.6%
U.S. Treasury Obligations 4.8%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 44.3%	Repurchase Agreements 46.2%
Net Other Assets** (1.2)%	Net Other Assets** (1.8)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Government Portfolio

Investments March 31, 2009

Showing Percentage of Net Assets

Federal Agencies - 52.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 9.4%
4/1/09 to 11/9/09	0.40 to 3.37% (b)	$ 5,694,145	$ 5,679,009
Federal Home Loan Bank - 26.6%
4/1/09 to 3/26/10	0.42 to 3.26 (b)	16,115,465	16,109,702
Freddie Mac - 16.1%
4/6/09 to 12/2/09	0.40 to 2.87 (b)	9,733,969	9,737,397
TOTAL FEDERAL AGENCIES			31,526,108
U.S. Treasury Obligations - 4.8%

U.S. Treasury Bills - 4.8%
4/30/09 to 3/11/10	0.50 to 1.62	2,918,778	2,906,426
Repurchase Agreements - 44.3%
	Maturity Amount (000s)
In a joint trading account at 0.28% dated 3/31/09 due 4/1/09:
(Collateralized by U.S. Government Obligations) #	$ 22,074,510	22,074,340
(Collateralized by U.S. Government Obligations) #	66,010	66,009
With:
Banc of America Securities LLC at:
0.29%, dated 1/9/09 due 4/9/09 (Collateralized by U.S. Government Obligations valued at $990,042,286, 3.47% - 6.01%, 3/1/34 - 1/1/39)	970,691	970,000
0.3%, dated 1/14/09 due 4/13/09 (Collateralized by U.S. Government Obligations valued at $1,020,654,500, 3.02% - 6.83%, 4/1/09 - 6/1/46)	1,000,742	1,000,000
0.47%, dated:
2/18/09 due 4/15/09 (Collateralized by U.S. Government Obligations valued at $842,981,982, 4.27% - 6.52%, 12/1/22 - 3/1/39)	826,604	826,000
2/24/09 due 4/27/09 (Collateralized by U.S. Government Obligations valued at $633,717,707, 4.5% - 6%, 4/1/23 - 3/1/39)	621,503	621,000

	Maturity Amount (000s)	Value (000s)
Deutsche Bank Securities, Inc. at 0.33%, dated 4/1/09 due 4/30/09 (Collateralized by U.S. Government Obligations valued at $862,117,904, 0.76% - 6.25%, 9/15/11 - 2/15/38)	$ 837,223	$ 837,000
ING Financial Markets LLC at 0.4%, dated 3/19/09 due 4/17/09 (Collateralized by U.S. Government Obligations valued at $427,509,233, 0% - 9.5%, 9/3/09 - 5/25/45)	415,134	415,000
TOTAL REPURCHASE AGREEMENTS		26,809,349
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $61,241,883)	61,241,883
NET OTHER ASSETS - (1.2)%	(731,445)
NET ASSETS - 100%	$ 60,510,438
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$22,074,340,000 due 4/01/09 at 0.28%
BNP Paribas Securities Corp.	$ 1,688,014
Banc of America Securities LLC	550,127
Bank of America, NA	3,376,028
Barclays Capital, Inc.	4,578,739
Deutsche Bank Securities, Inc.	590,805
Greenwich Capital Markets, Inc.	422,004
ING Financial Markets LLC	930,439
J.P. Morgan Securities, Inc.	5,486,046
Merrill Lynch Government Securities, Inc.	844,007
RBC Capital Markets Corp.	654,106
Societe Generale, New York Branch	422,004
UBS Securities LLC	2,532,021
$ 22,074,340
$66,009,000 due 4/01/09 at 0.28%
Banc of America Securities LLC	$ 17,288
Barclays Capital, Inc.	17,288
UBS Securities LLC	31,433
$ 66,009
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 61,241,883	$ -	$ 61,241,883	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $26,809,349) - See accompanying schedule: Unaffiliated issuers (cost $61,241,883)		$ 61,241,883
Receivable for fund shares sold		47,136
Interest receivable		88,412
Prepaid expenses		1,251
Other receivables		112
Total assets		61,378,794

Liabilities
Payable for investments purchased	$ 837,000
Payable for fund shares redeemed	4,683
Distributions payable	13,094
Accrued management fee	7,113
Distribution fees payable	914
Other affiliated payables	3,229
Other payables and accrued expenses	2,323
Total liabilities		868,356

Net Assets		$ 60,510,438
Net Assets consist of:
Paid in capital		$ 60,507,489
Distributions in excess of net investment income		(40)
Accumulated undistributed net realized gain (loss) on investments		2,989
Net Assets		$ 60,510,438

Class I: Net Asset Value, offering price and redemption price per share ($54,931,242 ÷ 54,925,333 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,936,241 ÷ 1,935,779 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,030,961 ÷ 3,030,334 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($611,994 ÷ 612,083 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2009

Investment Income
Interest		$ 579,405

Expenses
Management fee	$ 48,878
Transfer agent fees	21,091
Distribution fees	8,698
Accounting fees and expenses	1,601
Custodian fees and expenses	206
Independent trustees' compensation	122
Registration fees	2,363
Audit	133
Legal	91
Money Market Guarantee Program fee	6,330
Miscellaneous	570
Total expenses before reductions	90,083
Expense reductions	(2,396)	87,687
Net investment income		491,718
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,919
Net increase in net assets resulting from operations		$ 496,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 491,718	$ 546,433
Net realized gain (loss)	4,919	1,973
Net increase in net assets resulting from operations	496,637	548,406
Distributions to shareholders from net investment income	(491,735)	(546,425)
Share transactions - net increase (decrease)	38,551,685	14,845,521
Total increase (decrease) in net assets	38,556,587	14,847,502

Net Assets
Beginning of period	21,953,851	7,106,349
End of period (including distributions in excess of net investment income of $40 and distributions in excess of net investment income of $44, respectively)	$ 60,510,438	$ 21,953,851

Financial Highlights - Class I

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.046	.050	.036	.016
Distributions from net investment income	(.017)	(.046)	(.050)	(.036)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.70%	4.74%	5.15%	3.62%	1.58%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.23%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.23%	.20%	.20%	.20%	.20%
Net investment income	1.44%	4.39%	5.04%	3.55%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 54,931	$ 18,583	$ 5,711	$ 5,257	$ 5,590

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.045	.049	.034	.014
Distributions from net investment income	(.015)	(.045)	(.049)	(.034)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.55%	4.59%	5.00%	3.47%	1.43%
Ratios to Average Net Assets B
Expenses before reductions	.38%	.38%	.39%	.38%	.38%
Expenses net of fee waivers, if any	.38%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.38%	.35%	.35%	.35%	.35%
Net investment income	1.29%	4.32%	4.89%	3.40%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$ 1,936	$ 1,342	$ 536	$ 933	$ 499

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.044	.048	.033	.013
Distributions from net investment income	(.014)	(.044)	(.048)	(.033)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.44%	4.48%	4.89%	3.36%	1.32%
Ratios to Average Net Assets B
Expenses before reductions	.49%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.48%	.45%	.45%	.45%	.45%
Net investment income	1.19%	4.27%	4.79%	3.30%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 3,031	$ 1,763	$ 814	$ 727	$ 572

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.046	.050	.035	.015
Distributions from net investment income	(.016)	(.046)	(.050)	(.035)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.65%	4.69%	5.10%	3.57%	1.53%
Ratios to Average Net Assets B
Expenses before reductions	.28%	.27%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.28%	.25%	.25%	.25%	.25%
Net investment income	1.39%	4.30%	4.99%	3.50%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 612	$ 266	$ 45	$ 29	$ 49

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/09	% of fund's investments 9/30/08	% of fund's investments 3/31/08
0 - 30	56.1	44.8	54.9
31 - 90	30.9	41.3	35.4
91 - 180	6.0	10.5	8.6
181 - 397	7.0	3.4	1.1
Weighted Average Maturity
	3/31/09	9/30/08	3/31/08
Prime Money Market Portfolio	50 Days	47 Days	40 Days
All Taxable Money Market Funds Average*	48 Days	41 Days	42 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Corporate Bonds 0.1%	Corporate Bonds 0.0%
Commercial Paper 25.3%	Commercial Paper 13.0%
Bank CDs, BAs, TDs, and Notes 46.4%	Bank CDs, BAs, TDs, and Notes 70.1%
Government Securities† 11.3%	Government Securities 1.0%
Repurchase Agreements 17.1%	Repurchase Agreements 16.1%
Net Other Assets** (0.2)%	Net Other Assets** (0.2)%

**Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

*Source: iMoneyNet, Inc.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
4/7/09	0.90% (d)	$ 30,000	$ 30,000
Certificates of Deposit - 38.0%

Domestic Certificates Of Deposit - 0.5%
PNC Bank NA, Pittsburgh
4/1/09	3.08	49,000	49,000
State Street Bank & Trust Co., Boston
6/16/09 to 6/18/09	1.10 to 1.25	100,000	100,000
			149,000
London Branch, Eurodollar, Foreign Banks - 14.0%
Bank of Nova Scotia
4/1/09	0.50	262,000	262,000
Commonwealth Bank of Australia
4/20/09	0.80	375,000	375,000
Credit Agricole SA
4/1/09 to 8/3/09	1.10 to 1.82	1,079,000	1,079,000
Credit Industriel et Commercial
4/1/09 to 7/2/09	1.20 to 1.50	570,000	570,000
HSBC Bank PLC
6/3/09 to 6/22/09	1.00 to 1.05	334,000	334,000
ING Bank NV
4/2/09 to 5/13/09	1.00 to 1.50	923,000	923,000
Landesbank Hessen-Thuringen
4/23/09 to 6/3/09	1.30 to 1.50	133,000	133,000
UniCredit SpA
5/5/09 to 5/7/09	1.07 to 1.50	557,000	557,000
			4,233,000
New York Branch, Yankee Dollar, Foreign Banks - 23.5%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	47,000	47,001
Bank of Nova Scotia
4/17/09 to 9/9/09	1.00 to 1.57 (d)	389,000	389,000
Bank of Scotland PLC
5/6/09	1.47 (d)	171,000	171,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/15/09 to 5/27/09	1.10 to 1.20	598,000	598,000
Barclays Bank PLC
4/14/09 to 5/20/09	1.19 to 1.37 (d)	321,000	321,000
BNP Paribas SA
4/8/09 to 7/13/09	1.07 to 3.05	586,000	586,000
Canadian Imperial Bank of Commerce
6/4/09 to 9/11/09	1.00 to 1.50	193,000	193,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	157,000	157,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston
5/11/09	1.58% (d)	$ 153,000	$ 153,000
Deutsche Bank AG
4/6/09 to 4/9/09	1.61 to 1.64 (d)	450,000	450,000
DnB NOR Bank ASA
5/13/09	1.00	55,000	55,000
Intesa Sanpaolo SpA
4/1/09 to 7/13/09	1.03 to 1.62 (d)	330,000	330,000
Landesbank Hessen-Thuringen
5/29/09	1.50	45,000	45,000
Natixis SA
4/14/09 to 5/6/09	1.00 to 1.20	460,000	460,004
Rabobank Nederland
4/14/09 to 1/12/10	1.20 to 2.75	248,000	248,000
Royal Bank of Canada
4/1/09 to 1/12/10	1.20 to 1.74 (d)	309,000	309,000
Royal Bank of Scotland PLC
4/6/09 to 4/15/09	1.03 to 1.11	481,000	481,000
Sanpaolo IMI SpA
4/21/09	3.15	69,000	69,000
Societe Generale
4/27/09 to 5/6/09	1.03 to 1.05	467,000	467,000
Sumitomo Mitsui Banking Corp.
4/20/09 to 6/2/09	1.15 to 1.23	564,000	564,000
Svenska Handelsbanken AB
5/26/09	1.60 (d)	50,000	50,000
Toronto-Dominion Bank
5/14/09 to 1/14/10	1.00 to 2.50	931,000	931,000
			7,074,005
TOTAL CERTIFICATES OF DEPOSIT			11,456,005
Commercial Paper - 25.3%

Amsterdam Funding Corp.
4/23/09 to 5/6/09	0.50 to 0.55	725,592	725,244
Atlantic Asset Securitization Corp.
4/8/09 to 5/21/09	0.45 to 0.70	881,000	880,714
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/3/09	1.00	141,000	140,754
Canadian Imperial Holdings, Inc.
5/18/09	1.00	36,000	35,953
Commerzbank U.S. Finance, Inc.
4/2/09 to 4/20/09	1.10 to 1.15	101,000	100,976
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/09 to 5/6/09	0.85 to 1.15	572,000	571,728
DnB NOR Bank ASA
4/6/09	1.34	35,000	34,994
Emerald Notes (BA Credit Card Trust)
4/1/09 to 5/1/09	0.75 to 1.71	612,667	612,448
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Intesa Funding LLC
4/20/09 to 6/19/09	1.10 to 1.80%	$ 104,000	$ 103,767
Kitty Hawk Funding Corp.
4/2/09 to 6/19/09	0.47 to 0.72	418,129	417,823
Market Street Funding LLC
4/8/09 to 5/11/09	0.45 to 0.65	918,600	918,305
Natexis Banques Populaires US Finance Co. LLC
4/28/09	1.51	160,000	159,820
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	154,000	153,897
Palisades Notes (Citibank Omni Master Trust)
4/1/09 to 4/6/09	0.75 to 1.00	450,000	449,993
Park Avenue Receivables Corp.
4/16/09 to 4/17/09	0.40 to 0.45	197,000	196,965
Salisbury Receivables Co. LLC
4/8/09 to 4/21/09	0.50 to 0.65	216,000	215,963
Santander Finance, Inc.
7/22/09	1.51	45,000	44,790
Sheffield Receivables Corp.
4/27/09 to 5/8/09	0.42 to 0.70	425,000	424,770
Societe Generale North America, Inc.
4/23/09 to 7/13/09	1.00 to 1.15	467,000	465,919
Toronto Dominion Holdings (USA)
6/15/09 to 11/2/09	1.16 to 2.14	72,000	71,560
UBS Finance, Inc.
4/14/09 to 5/7/09	0.77 to 0.80	713,000	712,662
UniCredito Italiano Bank (Ireland) PLC
4/6/09 to 4/15/09	0.85 to 1.50	200,000	199,907
TOTAL COMMERCIAL PAPER			7,638,952
U.S. Government and Government Agency Obligations - 2.4%

Other Government Related - 2.4%
Bank of America NA (FDIC Guaranteed)
5/5/09 to 8/21/09	0.70 to 1.36 (c)(d)	655,000	655,000
Citibank NA (FDIC Guaranteed)
6/30/09	1.28 (c)(d)	65,000	65,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			720,000
Federal Agencies - 8.8%

Federal Home Loan Bank - 5.6%
4/13/09 to 3/26/10	0.80 to 1.25 (d)	1,689,000	1,687,239
Freddie Mac - 3.2%
4/27/09 to 11/3/09	0.83 to 1.26 (d)	956,000	955,175
TOTAL FEDERAL AGENCIES			2,642,414
U.S. Treasury Obligations - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 0.1%
11/19/09	0.61%	$ 32,000	$ 31,874
Bank Notes - 1.4%

Bank of America NA
5/6/09	1.44 (d)	162,000	162,000
Banque Federative du Credit Mutuel
5/28/09	1.46 (b)(d)	115,000	115,000
Societe Generale
4/6/09	1.68 (b)(d)	156,000	156,000
TOTAL BANK NOTES			433,000
Medium-Term Notes - 6.9%

Australia & New Zealand Banking Group Ltd.
6/2/09	1.49 (b)(d)	147,000	147,000
Bank of America NA
4/3/09	1.63 (d)	157,000	157,000
Bank of Montreal
4/6/09	1.01 (b)(d)	79,000	79,000
BNP Paribas SA
5/13/09	1.44 (d)	130,000	130,000
BP Capital Markets PLC
6/11/09	1.44 (d)	69,000	69,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(d)	166,000	166,000
Credit Agricole SA
6/22/09	1.48 (b)(d)	212,000	212,000
ING USA Annuity & Life Insurance Co.
4/24/09	0.78 (d)(e)	18,000	18,000
Lloyds TSB Group PLC
5/7/09	1.54 (b)(d)	156,000	156,000
National Australia Bank Ltd.
6/8/09	1.51 (b)(d)	101,000	101,000
New York Life Insurance Co.
5/15/09 to 6/29/09	1.43 to 2.37 (d)(e)	154,000	154,000
Nordea Bank AB
4/24/09	1.51 (b)(d)	147,000	147,000
Procter & Gamble Co.
6/6/09	1.31 (d)	13,000	13,000
Royal Bank of Canada
4/15/09	0.96 (b)(d)	144,000	144,000
Security Life of Denver Insurance Co.
4/28/09	1.52 (d)(e)	14,000	14,000
Transamerica Occidental Life Insurance Co.
4/1/09 to 5/1/09	1.45 to 1.69 (d)(e)	80,000	80,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Wells Fargo & Co.
4/15/09	0.71% (b)(d)	$ 90,000	$ 90,000
5/1/09	3.55 (d)	67,000	67,003
Westpac Banking Corp.
6/4/09	1.51 (b)(d)	142,000	141,991
TOTAL MEDIUM-TERM NOTES			2,085,994
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
4/1/09	1.73 (d)(e)	30,000	30,000
Repurchase Agreements - 17.1%
	Maturity Amount (000s)
In a joint trading account at 0.28% dated 3/31/09 due 4/1/09:
(Collateralized by U.S. Government Obligations) #	$ 1,482,328	1,482,317
(Collateralized by U.S. Government Obligations) #	106	106
With:
Banc of America Securities LLC at 0.49%, dated 3/31/09 due 4/1/09 (Collateralized by Corporate Obligations valued at
$157,502,155, 0% - 9.88%, 9/15/09 - 5/15/38)	150,002	150,000
$222,603,046, 0% - 6.4%, 8/24/09 - 2/15/27)	212,003	212,000
Barclays Capital, Inc. at:
0.61%, dated 3/31/09 due 4/1/09:
(Collateralized by Equity Securities valued at $508,208,654)	462,008	462,000
(Collateralized by U.S. Government Obligations valued at
$69,011,174, 0%, 10/1/35 - 10/1/36)	67,001	67,000
$72,101,227, 0%, 10/1/36)	70,001	70,000
0.65%, dated 3/10/09 due 4/14/09 (Collateralized by Equity Securities valued at $101,240,222)	92,058	92,000
1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $49,588,004)	45,086	45,000
Credit Suisse Securities (USA) LLC at 0.56%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $1,436,608,150)	1,306,020	1,306,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
Deutsche Bank Securities, Inc. at:
0.5%, dated 3/19/09 due 4/20/09 (Collateralized by U.S. Government Obligations valued at $357,064,459, 5.5%, 8/1/37)	$ 350,156	$ 350,000
0.55%, dated 3/31/09 due 4/30/09 (Collateralized by U.S. Government Obligations valued at $496,753,836, 1.32% - 9.5%, 11/1/11 - 4/1/48)	487,223	487,000
0.61%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $89,100,000)	81,001	81,000
0.8%, dated:
3/19/09 due 5/18/09 (Collateralized by Commercial Paper Obligations valued at $100,722,410, 5/18/09 - 5/27/09)	97,129	97,000
3/25/09 due 5/27/09 (Collateralized by Commercial Paper Obligations valued at $57,876,078, 5/27/09)	56,078	56,000
Merrill Lynch, Pierce, Fenner & Smith at 0.61%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $203,533,857)	185,003	185,000
TOTAL REPURCHASE AGREEMENTS		5,142,423
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $30,210,662)	30,210,662
NET OTHER ASSETS - (0.2)%	(54,420)
NET ASSETS - 100%	$ 30,156,242
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,654,991,000 or 5.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $720,000,000 or 2.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $296,000,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ING USA Annuity & Life Insurance Co. 0.78%, 4/24/09	6/23/05	$ 18,000
Metropolitan Life Insurance Co. 1.73%, 4/1/09	3/26/02	$ 30,000
New York Life Insurance Co.: 1.43%, 5/15/09	5/12/08	$ 55,000
2.37%, 6/29/09	3/23/09	$ 99,000
Security Life of Denver Insurance Co. 1.52%, 4/28/09	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co.: 1.45%, 5/1/09	4/29/08	$ 60,000
1.69%, 4/1/09	3/27/08	$ 20,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,482,317,000 due 4/01/09 at 0.28%
BNP Paribas Securities Corp.	$ 113,352
Banc of America Securities LLC	36,942
Bank of America, NA	226,704
Barclays Capital, Inc.	307,467
Deutsche Bank Securities, Inc.	39,673
Greenwich Capital Markets, Inc.	28,338
ING Financial Markets LLC	62,480
J.P. Morgan Securities, Inc.	368,395
Merrill Lynch Government Securities, Inc.	56,676
RBC Capital Markets Corp.	43,924
Societe Generale, New York Branch	28,338
UBS Securities LLC	170,028
$ 1,482,317
$106,000 due 4/01/09 at 0.28%
Banc of America Securities LLC	$ 28
Barclays Capital, Inc.	28
UBS Securities LLC	50
$ 106
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 30,210,662	$ -	$ 30,210,662	$ -
Income Tax Information

At March 31, 2009, the fund had a capital loss carryforward of approximately $830,000 of which $45,000, $3,000, $1,000, $63,000, $5,000 and $713,000 will expire on March 31, 2010, 2011, 2013, 2014, 2016 and 2017, respectively. The capital loss carryforward expiring March 31, 2010, 2011, 2013, 2014 and 2016 were acquired from Capital One Cash Reserve Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $5,142,423) - See accompanying schedule: Unaffiliated issuers (cost $30,210,662)		$ 30,210,662
Cash		384
Receivable for fund shares sold		6,064
Interest receivable		43,296
Prepaid expenses		698
Receivable from investment adviser for expense reductions		758
Other receivables		26
Total assets		30,261,888

Liabilities
Payable for investments purchased	$ 89,000
Payable for fund shares redeemed	2,409
Distributions payable	7,909
Accrued management fee	3,387
Distribution fees payable	975
Other affiliated payables	1,295
Other payables and accrued expenses	671
Total liabilities		105,646

Net Assets		$ 30,156,242
Net Assets consist of:
Paid in capital		$ 30,157,061
Accumulated undistributed net realized gain (loss) on investments		(819)
Net Assets		$ 30,156,242

Class I: Net Asset Value, offering price and redemption price per share ($11,952,628 ÷ 11,952,171 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,474,780 ÷ 1,474,634 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,538,773 ÷ 3,539,294 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($67,042 ÷ 67,042 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($600,292 ÷ 600,288 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,522,727 ÷ 12,522,535 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2009

Investment Income
Interest		$ 536,092

Expenses
Management fee	$ 31,910
Transfer agent fees	11,066
Distribution fees	10,137
Accounting fees and expenses	1,329
Custodian fees and expenses	226
Independent trustees' compensation	86
Registration fees	831
Audit	105
Legal	80
Money Market Guarantee Program fee	3,715
Miscellaneous	475
Total expenses before reductions	59,960
Expense reductions	(6,157)	53,803
Net investment income		482,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(734)
Net increase in net assets resulting from operations		$ 481,555

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 482,289	$ 783,596
Net realized gain (loss)	(734)	2,024
Net increase in net assets resulting from operations	481,555	785,620
Distributions to shareholders from net investment income	(482,295)	(783,595)
Share transactions - net increase (decrease)	10,396,604	6,097,920
Total increase (decrease) in net assets	10,395,864	6,099,945

Net Assets
Beginning of period	19,760,378	13,660,433
End of period	$ 30,156,242	$ 19,760,378

Financial Highlights - Class I

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.049	.051	.036	.016
Distributions from net investment income	(.022)	(.049)	(.051)	(.036)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.23%	4.96%	5.22%	3.67%	1.62%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.22%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.22%	.20%	.20%	.20%	.20%
Net investment income	2.14%	4.84%	5.09%	3.70%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 11,953	$ 7,810	$ 9,075	$ 8,819	$ 8,158

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.021	.047	.049	.035	.015
Distributions from net investment income	(.021)	(.047)	(.049)	(.035)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.08%	4.81%	5.06%	3.52%	1.47%
Ratios to Average Net Assets B
Expenses before reductions	.38%	.37%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.37%	.35%	.35%	.35%	.35%
Net investment income	1.99%	4.72%	4.94%	3.55%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 1,475	$ 1,363	$ 1,152	$ 1,706	$ 661

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.046	.048	.034	.014
Distributions from net investment income	(.020)	(.046)	(.048)	(.034)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.98%	4.70%	4.96%	3.41%	1.36%
Ratios to Average Net Assets B
Expenses before reductions	.48%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.47%	.45%	.45%	.45%	.45%
Net investment income	1.89%	4.60%	4.84%	3.45%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 3,539	$ 2,911	$ 3,053	$ 2,549	$ 1,123

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,

2009

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.011
Distributions from net investment income	(.017)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.72%	1.10%
Ratios to Average Net Assets E
Expenses before reductions	.73%	.73% A
Expenses net of fee waivers, if any	.72%	.70% A
Expenses net of all reductions	.72%	.70% A
Net investment income	1.64%	3.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Select Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.048	.050	.036	.016
Distributions from net investment income	(.022)	(.048)	(.050)	(.036)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.18%	4.91%	5.17%	3.62%	1.57%
Ratios to Average Net Assets B
Expenses before reductions	.28%	.27%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.27%	.25%	.25%	.25%	.25%
Net investment income	2.09%	4.76%	5.04%	3.65%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$ 600	$ 501	$ 381	$ 132	$ 106

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.013
Distributions from net investment income	(.023)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	2.29%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	.20%	.19% A
Expenses net of fee waivers, if any	.16%	.14% A
Expenses net of all reductions	.16%	.14% A
Net investment income	2.20%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 12,523	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/09	% of fund's investments 9/30/08	% of fund's investments 3/31/08
0 - 30	49.6	46.7	53.9
31 - 90	32.6	34.0	35.7
91 - 180	8.5	16.5	8.4
181 - 397	9.3	2.8	2.0
Weighted Average Maturity
	3/31/09	9/30/08	3/31/08
Money Market Portfolio	59 Days	52 Days	41 Days
All Taxable Money Market Funds Average*	48 Days	41 Days	42 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Corporate Bonds 1.1%	Corporate Bonds 0.0%
Commercial Paper 18.9%	Commercial Paper 16.8%
Bank CDs, BAs, TDs, and Notes 57.2%	Bank CDs, BAs, TDs, and Notes 72.9%
Government Securities† 14.5%	Government Securities 3.1%
Repurchase Agreements 8.3%	Repurchase Agreements 8.7%
Net Other Assets 0.0%	Net Other Assets** (1.5)%

**Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

*Source: iMoneyNet, Inc.

Annual Report

Money Market Portfolio

Investments March 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 1.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
4/7/09	0.90% (d)	$ 67,000	$ 67,000
Roche Holdings, Inc.
9/18/09	1.95 (e)	567,000	567,000
TOTAL CORPORATE BONDS			634,000
Certificates of Deposit - 44.9%

Domestic Certificates Of Deposit - 1.3%
PNC Bank NA, Pittsburgh
4/1/09	3.09	84,000	84,000
State Street Bank & Trust Co., Boston
5/22/09 to 6/19/09	1.00 to 1.25	627,000	627,000
			711,000
London Branch, Eurodollar, Foreign Banks - 13.1%
Credit Agricole SA
4/1/09 to 8/3/09	1.10 to 1.82	2,050,000	2,050,000
Credit Industriel et Commercial
4/1/09 to 7/2/09	1.20 to 1.50	1,143,000	1,143,000
HSBC Bank PLC
6/3/09 to 6/22/09	1.00 to 1.05	645,000	645,000
ING Bank NV
4/6/09 to 5/13/09	1.00 to 1.50	1,417,000	1,417,000
Landesbank Hessen-Thuringen
4/23/09 to 6/3/09	1.30 to 1.50	268,000	268,000
National Australia Bank Ltd.
5/11/09	1.00	667,000	667,000
UniCredit SpA
4/14/09 to 5/7/09	1.07 to 1.50	1,251,000	1,251,000
			7,441,000
New York Branch, Yankee Dollar, Foreign Banks - 30.5%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	91,000	91,002
Bank of Montreal
4/9/09 to 6/5/09	1.06 to 1.62 (d)	1,215,000	1,215,000
Bank of Nova Scotia
4/15/09 to 9/9/09	1.00 to 1.57 (d)	1,059,000	1,059,000
Bank of Scotland PLC
5/6/09	1.47 (d)	389,000	389,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/15/09 to 5/27/09	1.10 to 1.20	1,261,000	1,261,000
Barclays Bank PLC
4/14/09 to 5/20/09	1.19 to 1.38 (d)	907,000	907,000
BNP Paribas SA
4/20/09 to 7/13/09	1.07 to 3.05	1,023,000	1,023,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Canadian Imperial Bank of Commerce
5/4/09 to 9/11/09	0.80 to 1.50%	$ 448,000	$ 448,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	317,000	317,000
Credit Suisse First Boston
5/11/09	1.58 (d)	310,000	310,000
Deutsche Bank AG
4/6/09 to 4/9/09	1.61 to 1.64 (d)	998,000	998,000
DnB NOR Bank ASA
5/13/09	1.00	108,000	108,000
Intesa Sanpaolo SpA
4/1/09 to 7/13/09	1.03 to 1.62 (d)	1,295,000	1,295,000
Landesbank Hessen-Thuringen
5/29/09	1.50	92,000	92,000
Natixis SA
4/14/09 to 5/6/09	1.00 to 1.20	857,000	857,000
Rabobank Nederland
4/14/09 to 1/12/10	1.00 to 2.75	723,000	723,000
Royal Bank of Canada
4/1/09 to 1/12/10	1.00 to 1.74 (d)	754,000	754,000
Royal Bank of Scotland PLC
4/6/09 to 5/4/09	1.03 to 1.11	1,437,000	1,437,000
Sanpaolo IMI SpA
4/21/09	3.15	160,000	160,000
Societe Generale
4/27/09 to 5/6/09	1.03 to 1.05	952,000	952,000
Sumitomo Mitsui Banking Corp.
4/20/09 to 5/7/09	1.15 to 1.20	644,000	644,000
Svenska Handelsbanken AB
5/26/09	1.60 (d)	96,000	96,000
Toronto-Dominion Bank
5/14/09 to 1/19/10	1.00 to 2.50	2,112,000	2,112,000
			17,248,002
TOTAL CERTIFICATES OF DEPOSIT			25,400,002
Commercial Paper - 18.9%

Amsterdam Funding Corp.
4/21/09 to 5/6/09	0.50 to 0.55	281,000	280,892
Atlantic Asset Securitization Corp.
4/8/09 to 5/21/09	0.40 to 0.70	1,460,041	1,459,444
Banco Bilbao Vizcaya Argentaria SA (London Branch)
5/5/09 to 6/3/09	0.99 to 1.00	518,000	517,299
Canadian Imperial Holdings, Inc.
5/18/09	1.00	70,000	69,909
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/09 to 5/8/09	0.85 to 1.15	1,187,000	1,186,470
DnB NOR Bank ASA
4/6/09	1.34	81,000	80,985
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Emerald Notes (BA Credit Card Trust)
4/2/09 to 5/1/09	1.00 to 1.71%	$ 692,904	$ 692,451
Intesa Funding LLC
4/20/09 to 7/6/09	1.10 to 1.80	331,000	330,164
Kitty Hawk Funding Corp.
4/2/09 to 6/8/09	0.45 to 0.70	497,936	497,586
Market Street Funding LLC
4/7/09 to 5/6/09	0.45 to 0.70	735,247	735,005
Natexis Banques Populaires US Finance Co. LLC
4/28/09	1.51	325,000	324,634
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	335,000	334,778
Palisades Notes (Citibank Omni Master Trust)
4/1/09 to 4/6/09	0.95 to 1.00	247,051	247,041
Park Avenue Receivables Corp.
4/17/09 to 4/24/09	0.40 to 0.45	257,000	256,943
Salisbury Receivables Co. LLC
4/1/09 to 4/21/09	0.50 to 0.65	703,000	702,907
Santander Finance, Inc.
7/22/09	1.51	95,000	94,557
Sheffield Receivables Corp.
4/15/09 to 5/6/09	0.47 to 0.70	798,000	797,694
Societe Generale North America, Inc.
4/23/09 to 7/13/09	1.00 to 1.15	957,000	954,793
Toronto Dominion Holdings (USA)
6/15/09	2.14	51,000	50,775
UBS Finance, Inc.
4/14/09 to 5/7/09	0.77 to 0.80	823,000	822,649
UniCredito Italiano Bank (Ireland) PLC
4/14/09 to 4/29/09	1.25 to 1.45	186,000	185,856
Verizon Communications, Inc.
5/5/09	1.25	59,000	58,930
TOTAL COMMERCIAL PAPER			10,681,762
U.S. Government and Government Agency Obligations - 2.3%

Other Government Related - 2.3%
Bank of America NA (FDIC Guaranteed)
4/29/09 to 6/15/09	1.23 to 1.36 (c)(d)	748,801	748,801
Citibank NA (FDIC Guaranteed)
6/30/09	1.28 (c)(d)	126,000	126,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/09	1.46 (c)(d)	426,570	426,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			1,301,371
Federal Agencies - 10.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.3%
7/23/09 to 11/9/09	0.86 to 3.37%	$ 764,000	$ 758,129
Federal Home Loan Bank - 5.0%
4/1/09 to 3/26/10	0.98 to 3.16 (d)	2,844,100	2,843,188
Freddie Mac - 4.6%
4/27/09 to 11/5/09	0.75 to 1.26 (d)	2,592,000	2,586,296
TOTAL FEDERAL AGENCIES			6,187,613
U.S. Treasury Obligations - 1.3%

U.S. Treasury Bills - 1.3%
7/30/09 to 12/17/09	0.61 to 1.41	746,000	742,127
Bank Notes - 1.3%

Bank of America NA
5/6/09	1.44 (d)	300,000	300,000
Banque Federative du Credit Mutuel
5/28/09	1.46 (b)(d)	143,000	143,000
Societe Generale
4/6/09	1.68 (b)(d)	319,000	319,000
TOTAL BANK NOTES			762,000
Medium-Term Notes - 10.9%

AT&T, Inc.
4/2/09	1.89 (b)(d)	446,000	446,000
Australia & New Zealand Banking Group Ltd.
6/2/09	1.49 (b)(d)	329,000	329,000
Bank of America NA
4/3/09	1.63 (d)	391,000	391,000
Bank of Montreal
4/6/09	1.01 (b)(d)	180,000	180,000
BNP Paribas SA
5/13/09	1.44 (d)	268,000	268,000
BP Capital Markets PLC
6/11/09	1.44 (d)	171,000	171,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(d)	360,000	360,000
Compagnie Financiere du Credit Mutuel
4/9/09	1.49 (b)(d)	97,000	97,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Agricole SA
6/22/09	1.48% (b)(d)	$ 437,000	$ 437,000
General Electric Capital Corp.
4/7/09 to 4/24/09	0.56 to 0.59 (d)	491,000	490,999
ING USA Annuity & Life Insurance Co.
4/24/09	0.78 (d)(e)	30,000	30,000
Lloyds TSB Group PLC
5/7/09	1.54 (b)(d)	307,000	307,000
National Australia Bank Ltd.
6/8/09	1.51 (b)(d)	231,000	231,000
New York Life Insurance Co.
5/15/09 to 6/29/09	1.43 to 2.37 (d)(e)	323,000	323,000
Nordea Bank AB
4/24/09	1.51 (b)(d)	316,000	316,000
Procter & Gamble Co.
6/6/09	1.31 (d)	82,000	82,000
Royal Bank of Canada
4/15/09	0.96 (b)(d)	316,000	316,000
Security Life of Denver Insurance Co.
4/28/09	1.52 (d)(e)	20,000	20,000
Svenska Handelsbanken AB
4/6/09	1.64 (b)(d)	339,000	339,000
Transamerica Occidental Life Insurance Co.
4/1/09 to 5/1/09	1.45 to 1.69 (d)(e)	186,000	186,000
Verizon Communications, Inc.
4/14/09	0.66 (d)	195,000	195,000
Wells Fargo & Co.
5/1/09	3.55 (d)	161,000	161,007
Westpac Banking Corp.
4/14/09 to 6/4/09	1.46 to 1.51 (b)(d)	471,000	470,979
TOTAL MEDIUM-TERM NOTES			6,146,985
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
4/1/09	1.73 (d)(e)	65,000	65,000
Repurchase Agreements - 8.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.28% dated 3/31/09 due 4/1/09:
(Collateralized by U.S. Government Obligations) #	$ 456	$ 456
(Collateralized by U.S. Government Obligations) #	971	971
With:
Banc of America Securities LLC at:
0.49%, dated 3/31/09 due 4/1/09 (Collateralized by Corporate Obligations valued at $149,102,041, 1.45% - 6.15%, 8/14/09 - 4/1/18)	142,002	142,000
0.51%, dated 3/31/09 due 4/1/09:
(Collateralized by Corporate Obligations valued at $470,381,133, 0% - 6.5%, 4/13/09 - 1/15/39)	449,006	449,000
(Collateralized by U.S. Government Obligations valued at $463,506,599, 0% - 7%, 1/15/21 - 7/25/38)	450,006	450,000
0.56%, dated 3/31/09 due 4/1/09 (Collateralized by Commercial Paper Obligations valued at $14,702,382, 4/1/09 - 4/29/09)	14,000	14,000
Barclays Capital, Inc. at:
0.61%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $1,262,821,490)	1,148,020	1,148,000
0.65%, dated 3/10/09 due 4/14/09 (Collateralized by Equity Securities valued at $205,781,710)	187,118	187,000
1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $99,176,000)	90,173	90,000
Credit Suisse Securities (USA) LLC at 0.56%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $334,401,881)	304,005	304,000
Deutsche Bank Securities, Inc. at 0.8%, dated:
3/19/09 due 5/18/09 (Collateralized by Commercial Paper Obligations valued at $195,761,979, 5/18/09)	190,253	190,000
3/25/09 due 5/27/09 (Collateralized by Commercial Paper Obligations valued at $114,718,653, 5/27/09)	111,155	111,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at 0.85%, dated 3/11/09 due 4/13/09 (Collateralized by Corporate Obligations valued at $35,718,141, 1.58% - 6.4%, 2/1/12 - 5/15/38)	$ 34,026	$ 34,000
J.P. Morgan Securities, Inc. at 0.51%, dated 3/31/09 due 4/1/09 (Collateralized by Corporate Obligations valued at $489,300,228, 0% - 7.25%, 4/17/09 - 3/15/39)	466,007	466,000
Merrill Lynch, Pierce, Fenner & Smith at 0.61%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $222,544,667)	202,003	202,000
RBC Capital Markets Co. at 0.66%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $918,516,912)	835,015	835,000
UBS Securities LLC at 0.56%, dated 3/31/09 due 4/1/09 (Collateralized by Corporate Obligations valued at $96,603,716, 4.63% - 6.5%, 6/1/11 - 1/15/38)	92,001	92,000
TOTAL REPURCHASE AGREEMENTS		4,715,427
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $56,636,287)	56,636,287
NET OTHER ASSETS - 0.0%	(13,926)
NET ASSETS - 100%	$ 56,622,361
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,290,979,000 or 7.6% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,301,371,000 or 2.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,191,000,000 or 2.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ING USA Annuity & Life Insurance Co. 0.78%, 4/24/09	6/23/05	$ 30,000
Metropolitan Life Insurance Co. 1.73%, 4/1/09	3/26/02	$ 65,000
New York Life Insurance Co.: 1.43%, 5/15/09	5/12/08	$ 130,000
2.37%, 6/29/09	3/23/09	$ 193,000
Roche Holdings, Inc. 1.95%, 9/18/09	3/13/09	$ 567,000
Security Life of Denver Insurance Co. 1.52%, 4/28/09	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co.: 1.45%, 5/1/09	4/29/08	$ 95,000
1.69%, 4/1/09	3/27/08	$ 91,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$456,000 due 4/01/09 at 0.28%
BNP Paribas Securities Corp.	$ 35
Banc of America Securities LLC	11
Bank of America, NA	70
Barclays Capital, Inc.	95
Deutsche Bank Securities, Inc.	12
Greenwich Capital Markets, Inc.	9
ING Financial Markets LLC	19
J.P. Morgan Securities, Inc.	113
Merrill Lynch Government Securities, Inc.	17
RBC Capital Markets Corp.	14
Societe Generale, New York Branch	9
UBS Securities LLC	52
$ 456
$971,000 due 4/01/09 at 0.28%
Banc of America Securities LLC	$ 254
Barclays Capital, Inc.	254
UBS Securities LLC	463
$ 971
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 56,636,287	$ -	$ 56,636,287	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $4,715,427) - See accompanying schedule: Unaffiliated issuers (cost $56,636,287)		$ 56,636,287
Cash		1,000
Receivable for fund shares sold		251,983
Interest receivable		99,859
Prepaid expenses		1,920
Receivable from investment adviser for expense reductions		1,638
Other receivables		272
Total assets		56,992,959

Liabilities
Payable for investments purchased	$ 166,000
Payable for fund shares redeemed	184,107
Distributions payable	9,411
Accrued management fee	6,587
Distribution fees payable	954
Other affiliated payables	2,618
Other payables and accrued expenses	921
Total liabilities		370,598

Net Assets		$ 56,622,361
Net Assets consist of:
Paid in capital		$ 56,617,637
Distributions in excess of net investment income		(132)
Accumulated undistributed net realized gain (loss) on investments		4,856
Net Assets		$ 56,622,361

Class I: Net Asset Value, offering price and redemption price per share ($35,613,419 ÷ 35,603,662 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($679,972 ÷ 679,848 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($4,184,210 ÷ 4,185,426 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($618,701 ÷ 618,554 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,526,059 ÷ 15,521,587 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2009

Investment Income
Interest		$ 1,244,876

Expenses
Management fee	$ 69,672
Transfer agent fees	25,915
Distribution fees	13,826
Accounting fees and expenses	1,904
Custodian fees and expenses	482
Independent trustees' compensation	193
Registration fees	1,066
Audit	187
Legal	182
Money Market Guarantee Program fee	10,188
Miscellaneous	1,126
Total expenses before reductions	124,741
Expense reductions	(16,819)	107,922
Net investment income		1,136,954
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,535
Net increase in net assets resulting from operations		$ 1,149,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,136,954	$ 1,893,618
Net realized gain (loss)	12,535	3,752
Net increase in net assets resulting from operations	1,149,489	1,897,370
Distributions to shareholders from net investment income	(1,136,896)	(1,893,733)
Share transactions - net increase (decrease)	8,877,884	15,950,654
Total increase (decrease) in net assets	8,890,477	15,954,291

Net Assets
Beginning of period	47,731,884	31,777,593
End of period (including distributions in excess of net investment income of $132 and distributions in excess of net investment income of $190, respectively)	$ 56,622,361	$ 47,731,884

Financial Highlights - Class I

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.049	.051	.036	.016
Distributions from net investment income	(.023)	(.049)	(.051)	(.036)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.37%	5.01%	5.24%	3.69%	1.58%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.22%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.20%	.18%	.18%	.18%	.18%
Net investment income	2.31%	4.91%	5.14%	3.71%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$ 35,613	$ 28,573	$ 28,969	$ 18,848	$ 11,389

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.047	.050	.035	.014
Distributions from net investment income	(.022)	(.047)	(.050)	(.035)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.21%	4.85%	5.08%	3.53%	1.43%
Ratios to Average Net Assets B
Expenses before reductions	.38%	.37%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.35%	.33%	.33%	.33%	.33%
Net investment income	2.16%	4.70%	4.99%	3.56%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 680	$ 699	$ 637	$ 319	$ 168

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.021	.046	.049	.034	.013
Distributions from net investment income	(.021)	(.046)	(.049)	(.034)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.11%	4.74%	4.98%	3.43%	1.33%
Ratios to Average Net Assets B
Expenses before reductions	.48%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.45%	.43%	.43%	.43%	.43%
Net investment income	2.06%	4.49%	4.89%	3.46%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$ 4,184	$ 5,256	$ 1,701	$ 1,074	$ 926

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.048	.051	.036	.015
Distributions from net investment income	(.023)	(.048)	(.051)	(.036)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.31%	4.96%	5.19%	3.64%	1.53%
Ratios to Average Net Assets B
Expenses before reductions	.28%	.27%	.28%	.29%	.28%
Expenses net of fee waivers, if any	.25%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.25%	.23%	.23%	.23%	.23%
Net investment income	2.25%	4.60%	5.08%	3.66%	1.45%
Supplemental Data
Net assets, end of period (in millions)	$ 619	$ 1,626	$ 470	$ 141	$ 16

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.013
Distributions from net investment income	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	2.41%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.20%	.19% A
Expenses net of fee waivers, if any	.16%	.14% A
Expenses net of all reductions	.16%	.14% A
Net investment income	2.35%	4.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 15,526	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/09	% of fund's investments 9/30/08	% of fund's investments 3/31/08
0 - 30	81.5	79.0	78.1
31 - 90	7.2	8.1	6.4
91 - 180	9.1	3.7	12.4
181 - 397	2.2	9.2	3.1
Weighted Average Maturity
	3/31/09	9/30/08	3/31/08
Tax-Exempt Portfolio	27 Days	38 Days	32 Days
All Tax-Free Money Market Funds Average*	24 Days	33 Days	26 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Variable Rate Demand Notes (VRDNs) 71.7%	Variable Rate Demand Notes (VRDNs) 57.3%
Commercial Paper (including CP Mode) 13.5%	Commercial Paper (including CP Mode) 12.0%
Tender Notes and Bonds 0.6%	Tender Notes and Bonds 0.7%
Municipal Notes 8.4%	Municipal Notes 6.9%
Municipal Bonds 2.7%	Municipal Bonds 1.9%
Fidelity Tax-Free Cash Central 1.9%	Fidelity Tax-Free Cash Central 1.6%
Net Other Assets 1.2%	Net Other Assets 19.6%

*Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Gen. Oblig. Bonds Series 2007 A, 5% 8/1/09	$ 9,090	$ 9,191
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 D, 0.6%, VRDN (a)	27,000	27,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.5%, VRDN (a)	18,250	18,250
		59,441
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.4% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,855	4,855
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.4%, VRDN (a)	4,500	4,500
		9,355
Arizona - 0.4%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 B, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	3,570	3,570
(Catholic Healthcare West Proj.) Series 2008 D, 0.5%, LOC Bank of America NA, VRDN (a)	14,000	14,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 0.61% (Liquidity Facility Citibank NA) (a)(e)	3,705	3,705
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,440	7,440
		28,715
Arkansas - 0.4%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.55%, LOC Bank of America NA, VRDN (a)	22,200	22,200
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,285	11,285
		33,485

	Principal Amount (000s)	Value (000s)
California - 0.4%
California Gen. Oblig. Series 2004 A4, 0.4%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	$ 3,600	$ 3,600
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 0.55% (Liquidity Facility Citibank NA) (a)(e)	1,900	1,900
Series ROC II R 12222, 0.55% (Liquidity Facility Citibank NA) (a)(e)	4,950	4,950
San Joaquin County Trans. Auth. Sales Tax Rev. 0.44% 4/2/09, LOC Citibank NA, CP	21,000	21,000
		31,450
Colorado - 3.7%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	3,890	3,890
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	8,995	8,995
Series BA 08 1090, 0.89% (Liquidity Facility Bank of America NA) (a)(e)	10,700	10,700
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.57%, LOC JPMorgan Chase Bank, VRDN (a)	12,065	12,065
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,800	7,800
Series 2004 B:
0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,400	12,400
0.43% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,450	6,450
Series 2004 B1, 0.37% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	15,480	15,480
Series 2004 B2, 0.43% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	29,425	29,425
(Exempla, Inc. Proj.) Series 2009 A, 0.41%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,900	3,900
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.87% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Series EGL 07 0040, 0.87% (Liquidity Facility Citibank NA) (a)(e)	11,700	11,700
Colorado Springs Utils. Rev. Series 2000 A, 0.45%, VRDN (a)	29,225	29,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Ctfs. of Prtn. Series A, 0.65% 5/5/09, LOC Wachovia Bank NA, CP	$ 17,500	$ 17,500
Denver City & County School District #1 Participating VRDN Series Clipper 07 29, 0.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	35,240	35,240
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.54% (Liquidity Facility Wells Fargo & Co.) (a)(e)	15,755	15,755
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000	15,000
Series 2008 A2, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000	10,000
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 0.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	26,325	26,325
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.47%, LOC Wachovia Bank NA, VRDN (a)	10,000	10,000
		297,850
Connecticut - 1.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.61% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	46,800	46,800
(Health Care Cap. Asset Prog.) Series A1, 0.5%, LOC Bank of America NA, VRDN (a)	9,715	9,715
(Masonicare Corp. Proj.) Series C, 0.33%, LOC Wachovia Bank NA, VRDN (a)	20,000	20,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	14,590	14,590
(Wesleyan Univ. Proj.) Series D, 0.6% (Liquidity Facility Bank of America NA), VRDN (a)	25,000	25,000
		116,105
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (St. Edmond's Academy Proj.) Series 2005, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,100	9,100
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.5%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
		14,100

	Principal Amount (000s)	Value (000s)
District Of Columbia - 2.1%
District Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.47% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,700	$ 7,700
District of Columbia Gen. Oblig.:
Series 2008 B, 0.55%, LOC Bank of America NA, VRDN (a)	39,015	39,015
TRAN 2.5% 9/30/09	17,900	18,025
District of Columbia Rev.:
(Defenders of Wildlife Proj.) 0.57%, LOC Bank of America NA, VRDN (a)	5,930	5,930
(Friends Legal Svcs. Corp. Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	11,225	11,225
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.4%, LOC Wachovia Bank NA, VRDN (a)	8,325	8,325
Series 1998 A Tranche II, 0.5%, LOC Bank of America NA, VRDN (a)	15,425	15,425
(The AARP Foundation Proj.) Series 2004, 0.55%, LOC Bank of America NA, VRDN (a)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 0.55%, LOC Bank of America NA, VRDN (a)	2,805	2,805
(Washington Drama Society, Inc. Proj.) Series 2008, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.55%, LOC Bank of America NA, VRDN (a)	19,975	19,975
		168,325
Florida - 8.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A, 0.65% tender 4/7/09, LOC Bank of America NA, CP mode	20,400	20,400
Brevard County School Board RAN Series 2008, 2.75% 4/24/09	22,000	22,012
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.46% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	20,550	20,550
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	13,555	13,555
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	16,560	16,560
Florida Board of Ed. Participating VRDN:
Series Putters 137, 0.47% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	18,880	18,880
Series ROC II R 12079, 0.64% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1068, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	$ 4,800	$ 4,800
Series EGL 07 48, 0.6% (Liquidity Facility Citibank NA) (a)(e)	21,445	21,445
Series ROC II R 817, 0.88% (Liquidity Facility Citibank NA) (a)(e)	9,410	9,410
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/09	9,185	9,255
Participating VRDN:
Series EGL 07 87A, 0.87% (Liquidity Facility Citibank NA) (a)(e)	5,600	5,600
Series Putters 2514, 0.47% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,520	4,520
Series Solar 07 30, 0.47% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,015	15,015
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.53% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,070	7,070
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	28,465	28,656
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.4%, LOC TD Banknorth, NA, VRDN (a)	10,625	10,625
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.55% 4/6/09, LOC Wachovia Bank NA, CP	10,000	10,000
Gainesville Utils. Sys. Rev. 0.75% 4/6/09, CP	31,000	31,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F:
0.55% tender 4/3/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	14,000	14,000
0.6% tender 4/2/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	18,400	18,400
0.6% tender 4/2/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	11,000	11,000
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21 Issue 2, 5% 10/1/09	11,470	11,649
Lakeland Energy Sys. Rev. Series 2008 A, 0.32%, LOC BNP Paribas SA, VRDN (a)	16,900	16,900
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.35%, VRDN (a)	18,200	18,200

	Principal Amount (000s)	Value (000s)
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	$ 11,260	$ 11,260
North Broward Hosp. District Rev. Series 2005 A, 0.52%, LOC Wachovia Bank NA, VRDN (a)	8,900	8,900
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.55%, LOC Bank of America NA, VRDN (a)	3,625	3,625
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.5%, LOC Branch Banking & Trust Co., VRDN (a)	7,700	7,700
Orange County School District TAN 4% 10/1/09	20,000	20,159
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.55%, LOC Bank of America NA, VRDN (a)	4,725	4,725
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.32% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	15,000	15,000
Orlando Utils. Commission Wtr. & Elec. Rev.:
Bonds Series 1992, 6% 10/1/09	20,000	20,423
Series 2002 A, 0.45%, VRDN (a)	14,300	14,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (a)	4,965	4,965
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	4,505	4,505
(Morse Oblig. Group Proj.) Series 2003, 0.48%, LOC Commerce Bank NA, VRDN (a)	3,500	3,500
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.55%, LOC Bank of America NA, VRDN (a)	13,000	13,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 0.6%, LOC Bank of America NA, VRDN (a)	2,070	2,070
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.55%, LOC Bank of America NA, VRDN (a)	18,285	18,285
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.4%, LOC Bank of Scotland PLC, VRDN (a)	32,935	32,935
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	11,800	11,800
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1025, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN: - continued
Series BA 07 1030, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	$ 14,525	$ 14,525
Sunshine State Govt. Fing. Commission Rev. Series H:
0.8% 4/2/09, CP	16,720	16,720
0.85% 5/5/09, CP	12,500	12,500
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.6% (Liquidity Facility Citibank NA) (a)(e)	13,595	13,595
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.47% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	21,055	21,055
		655,349
Georgia - 3.0%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.47%, LOC Wachovia Bank NA, VRDN (a)	10,960	10,960
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 0.55% 6/4/09, CP	23,000	23,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.55%, LOC Freddie Mac, VRDN (a)	1,500	1,500
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 0.5%, LOC Landesbank Baden-Wuert, VRDN (a)	6,835	6,835
Series 2008 C, 0.5%, LOC Landesbank Baden-Wuert, VRDN (a)	16,000	16,000
Series 2008 E, 0.5%, LOC Landesbank Baden-Wuert, VRDN (a)	8,300	8,300
Series 2008 F, 0.5%, LOC Landesbank Baden-Wuert, VRDN (a)	8,300	8,300
Series 2008 H, 0.5%, LOC Landesbank Baden-Wuert, VRDN (a)	7,000	7,000
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	5,100	5,135
Series E, 3% 12/16/09	7,700	7,754
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.5% (Assured Guaranty Corp. Insured), VRDN (a)	10,000	10,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Solar 08 0001, 0.4% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,330	10,330

	Principal Amount (000s)	Value (000s)
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.51%, LOC Bayerische Landesbank, VRDN (a)	$ 23,950	$ 23,950
Series 1985 B, 1.15%, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,000	26,000
Series A:
0.65% 4/2/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	14,900	14,900
0.65% 4/16/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	12,000	12,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BBT 08 42, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,475	6,475
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 0.54%, LOC Landesbank Baden-Wuert, VRDN (a)	30,000	30,000
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.55%, LOC Wachovia Bank NA, VRDN (a)	7,045	7,045
Whitfield County School District Bonds Series 2009, 3% 4/1/10	9,765	9,990
		245,474
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.84% (Liquidity Facility Deutsche Postbank AG) (a)(e)	20,600	20,600
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.55%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		25,800
Illinois - 4.1%
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (a)	6,600	6,600
Participating VRDN Series Solar 06 38, 0.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,060	8,060
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series ROC II R 11583, 0.61% (Liquidity Facility Citibank NA) (a)(e)	10,410	10,410
Series 2005 C, 0.5%, LOC Landesbank Baden-Wuert, VRDN (a)	26,800	26,800
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.5%, LOC Northern Trust Co., Chicago, VRDN (a)	10,500	10,500
Chicago Wtr. Rev. Series 2004 A2, 0.46%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 0.39% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 13,600	$ 13,600
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 0.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	18,200	18,200
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,135	5,135
Series DB 601, 0.49% (Liquidity Facility Deutsche Bank AG) (a)(e)	10,300	10,300
Series Putters 3174, 0.47% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,130	1,130
(Chicago Historical Society Proj.) Series 2006, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	7,900	7,900
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.48%, LOC JPMorgan Chase Bank, VRDN (a)	27,930	27,930
Series 2008 B2, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
(North Central College Proj.) Series 2008, 0.55%, LOC Bank of America NA, VRDN (a)	8,500	8,500
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.37%, LOC Wells Fargo Bank NA, VRDN (a)	5,700	5,700
(Resurrection Health Care Sys. Proj.) Series 2008 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	19,000	19,000
(Rockford Mem. Hosp. Proj.) 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 A2, 0.42%, LOC Wells Fargo Bank NA, VRDN (a)	2,160	2,160
Series 2009 B1, 0.4%, LOC Bank of Montreal, VRDN (a)	4,200	4,200
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.) 1.5% tender 4/9/09, CP mode	4,300	4,300
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	36,365	36,365
(Memorial Health Sys. Proj.) Series 2003, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	4,390	4,390

	Principal Amount (000s)	Value (000s)
(Northwestern Memorial Hosp. Proj.) 0.48% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 10,000	$ 10,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	16,550	16,550
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 04 A, 1.29% (Liquidity Facility Bank of America NA) (a)(e)	9,995	9,995
Series MACN 06 K, 1.29% (Liquidity Facility Bank of America NA) (a)(e)	8,260	8,260
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 2754, 0.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,895	12,895
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.55%, LOC Freddie Mac, VRDN (a)	3,250	3,250
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 10402, 0.88% (Liquidity Facility Citibank NA) (a)(e)	9,540	9,540
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	2,000	2,000
		329,570
Indiana - 2.4%
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 H, 0.47%, LOC JPMorgan Chase Bank, VRDN (a)	21,300	21,300
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.47%, LOC Branch Banking & Trust Co., VRDN (a)	14,645	14,645
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.4%, LOC Branch Banking & Trust Co., VRDN (a)	4,445	4,445
Indiana Fin. Auth. Rev.:
Participating VRDN Series BBT 08 12, 0.37% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,855	11,855
(Ascension Health Proj.) Series 2008 E2, 0.25%, VRDN (a)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(DePauw Univ. Proj.) Series 2008 A, 0.5%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 6,000	$ 6,000
(Trinity Health Cr. Group Proj.) Series 2008 D1, 0.43%, VRDN (a)	21,000	21,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	14,625	14,625
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.):
Series 2005 C, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	18,100	18,100
Series 2005 D, 0.43%, LOC Branch Banking & Trust Co., VRDN (a)	8,920	8,920
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 1997 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,935	2,935
Series B, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,965	2,965
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.45%, LOC Royal Bank of Scotland PLC, VRDN (a)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2001, 0.55%, LOC Bank of America NA, VRDN (a)	1,405	1,405
Series 2006, 0.55%, LOC Bank of America NA, VRDN (a)	5,350	5,350
		192,145
Iowa - 0.4%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,135	4,135
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2008 A2, 0.5% (Assured Guaranty Corp. Insured), VRDN (a)	14,000	14,000

	Principal Amount (000s)	Value (000s)
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.3%, VRDN (a)	$ 4,200	$ 4,200
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (a)	7,955	7,955
		30,290
Kansas - 0.7%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,330	6,330
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J1, 0.4% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	6,630	6,630
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,760	5,760
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Overland Park Gen. Oblig.:
Bonds Series 2007, 4% 9/1/09	4,085	4,125
Participating VRDN Series SG 01 155, 0.51% (Liquidity Facility Societe Generale) (a)(e)	3,000	3,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.4%, LOC Harris NA, VRDN (a)	23,160	23,160
		59,005
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.48%, LOC Branch Banking & Trust Co., VRDN (a)	9,000	9,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.47%, LOC Branch Banking & Trust Co., VRDN (a)	7,000	7,000
		16,000
Louisiana - 0.5%
Louisiana Gen. Oblig. Series 2008 A, 0.4%, LOC BNP Paribas SA, VRDN (a)	24,000	24,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,900	$ 2,900
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, 0.54%, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000
		41,900
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.55%, LOC KBC Bank NV, VRDN (a)	6,975	6,975
Series 2008 B, 0.55%, LOC KBC Bank NV, VRDN (a)	2,000	2,000
		8,975
Maryland - 1.5%
Anne Arundel County Gen. Oblig.:
Series A, 0.55% 4/30/09, CP	24,800	24,800
Series B, 0.55% 4/30/09, CP	17,000	17,000
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.55%, LOC Bank of America NA, VRDN (a)	5,005	5,005
Baltimore County Gen. Oblig. Series 1995, 0.65% 8/13/09 (Liquidity Facility BNP Paribas SA), CP	13,075	13,075
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.49%, LOC Fannie Mae, VRDN (a)	5,300	5,300
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.25%, VRDN (a)	4,650	4,650
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,000	6,000
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.47%, LOC Wachovia Bank NA, VRDN (a)	9,400	9,400
Series F, 0.6% 4/6/09, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.79%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,960	1,960

	Principal Amount (000s)	Value (000s)
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.79% (Liquidity Facility Citibank NA) (a)(e)	$ 7,785	$ 7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.55%, LOC Bank of America NA, VRDN (a)	4,250	4,250
		120,725
Massachusetts - 3.4%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,720	8,720
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.57% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	8,000	8,000
Series Clipper 07 41, 0.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	131,350	131,350
Series DCL 08 42, 1.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,980	11,980
Series 2001 G, 0.52% 5/4/09 (Liquidity Facility BNP Paribas SA), CP	33,000	33,000
Series 2005 A, 0.45% (Liquidity Facility Citibank NA), VRDN (a)	65,700	65,700
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999, 0.3% 4/7/09, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
		273,750
Michigan - 1.2%
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2009 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	11,700	11,700
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	7,800	7,800
Series 5, 0.75% 4/2/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,580	2,580
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2008 B8, 0.25%, VRDN (a)	29,800	29,800
(Trinity Health Sys. Proj.) Series 2005 F, 0.4%, VRDN (a)	6,300	6,300
Series 2008 C, 0.5% 4/2/09, CP	13,300	13,300
Michigan Muni. Bond Auth. Rev. BAN Series 2008, 3% 7/15/09	9,800	9,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Orchestra Place Renewal Proj.) Series 2000, 0.55%, LOC ABN-AMRO Bank NV, VRDN (a)	$ 7,145	$ 7,145
(Van Andel Research Institute Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (a)	6,000	6,000
		95,385
Minnesota - 2.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,425	7,425
Series 2007 C2, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)	9,975	9,975
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	5,700	5,700
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C3, 0.32% (Assured Guaranty Corp. Insured), VRDN (a)	20,325	20,325
Series 2008 C4, 0.35% (Assured Guaranty Corp. Insured), VRDN (a)	50,000	50,000
Series 2008 C4B, 0.35% (Assured Guaranty Corp. Insured), VRDN (a)	2,700	2,700
Minnesota Gen. Oblig. Bonds 5% 10/1/09	9,050	9,184
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.57%, LOC Fannie Mae, VRDN (a)	21,550	21,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	22,250	22,250
Rochester Health Care Facilities Rev. Series 2008 C, 0.65% 8/7/09, CP	10,000	10,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,085	3,085
St. Louis Park Gen. Oblig. (Park Nicollet Health Svcs. Proj.):
Series 2008 B1, 0.47%, LOC Wells Fargo Bank NA, VRDN (a)	22,270	22,270
Series 2008 B2, 0.42%, LOC Wells Fargo Bank NA, VRDN (a)	13,900	13,900
		198,364

	Principal Amount (000s)	Value (000s)
Mississippi - 1.1%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.55%, LOC Bank of America NA, VRDN (a)	$ 22,000	$ 22,000
(Harrison County Proj.) Series 2008 A2, 0.55%, LOC Bank of America NA, VRDN (a)	14,000	14,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 0.55%, LOC Bank of America NA, VRDN (a)	19,700	19,700
Mississippi Gen. Oblig.:
Bonds Series I, 5.75% 11/1/09	4,000	4,107
Series 2007, 0.55% (Liquidity Facility Bank of America NA), VRDN (a)	24,175	24,175
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.8%, tender 4/1/09 (a)(f)	9,000	9,000
		92,982
Missouri - 1.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	5,750	5,750
Golden Valley Memorial Hosp. District Series 2006, 0.57%, LOC Bank of America NA, VRDN (a)	9,745	9,745
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 0.61% (Liquidity Facility Citibank NA) (a)(e)	8,000	8,000
Series PT 4624, 0.55% (Liquidity Facility Deutsche Postbank AG) (a)(e)	11,095	11,095
(Christian Brothers College Proj.) Series 2002 A, 0.5%, LOC TD Banknorth, NA, VRDN (a)	39,200	39,200
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Series 2008 A2, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	13,265	13,265
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series 2008 D, 0.2%, VRDN (a)	30,400	30,400
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.48%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.55% (Liquidity Facility Deutsche Postbank AG) (a)(e)	$ 10,345	$ 10,345
Series 2005 B, 0.47%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,275	3,275
		142,275
Montana - 0.1%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,630	7,630
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series A, 0.65% 7/7/09, CP	7,900	7,900
Omaha Pub. Pwr. District Participating VRDN Series EGL 06 14 Class A, 0.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	22,135	22,135
Omaha Pub. Pwr. District Elec. Rev. 0.55% 5/4/09 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		52,335
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 D2, 0.5%, LOC Landesbank Baden-Wuert, VRDN (a)	70,400	70,400
Series 2008 D3, 0.5%, LOC Bayerische Landesbank, VRDN (a)	22,415	22,415
Clark County Fuel Tax:
Participating VRDN Series EGL 07 0011, 0.92% (Liquidity Facility Citibank NA) (a)(e)	18,800	18,800
Series 2008 A:
0.6% 5/7/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.7% 4/2/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	13,000	13,000
0.6% 6/8/09, LOC BNP Paribas SA, CP	25,000	25,000
Clark County School District Participating VRDN:
Series BA 08 1127, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	8,886	8,886
Series BBT 08 6, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,575	12,575
Series Clipper 07 35, 0.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	24,630	24,630

	Principal Amount (000s)	Value (000s)
Series PZ 174, 0.53% (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 27,210	$ 27,210
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Bonds Series 2005 A, 5% 6/1/09	2,225	2,239
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
		235,655
New Jersey - 1.3%
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	104,800	105,131
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (a)	8,100	8,100
New Mexico - 0.4%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.35%, LOC Barclays Bank PLC, VRDN (a)	4,100	4,100
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 0.4%, LOC UBS AG, VRDN (a)	8,000	8,000
Series 2008 B1, 0.43%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,400	10,400
Series 2008 B2, 0.44%, LOC UBS AG, VRDN (a)	12,000	12,000
		34,500
New York - 5.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 3, 0.57% 5/4/09, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
Nassau County Interim Fin. Auth. Series 2008 A, 0.3% (Liquidity Facility BNP Paribas SA), VRDN (a)	25,000	25,000
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2949, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,170	14,170
Series Putters 3198, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,665	10,665
Series 1994 A4, 0.45%, LOC WestLB AG, VRDN (a)	16,300	16,300
Series 1995 B4, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	29,500	29,500
Series 2003 C4, 0.35%, LOC BNP Paribas SA, VRDN (a)	30,000	30,000
Series 2003 C5, 0.35%, LOC Bank of New York, New York, VRDN (a)	16,115	16,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H1, 0.45%, LOC Bank of New York, New York, VRDN (a)	$ 35,480	$ 35,480
Series 2004 H3, 0.31%, LOC Bank of New York, New York, VRDN (a)	10,535	10,535
Series 2008 J10, 0.33% (Liquidity Facility BNP Paribas SA), VRDN (a)	7,000	7,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,995	6,995
(245 East 124th Street Proj.) Series 2008 A, 0.25%, LOC Freddie Mac, VRDN (a)	6,500	6,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Related-Carnegie Park Proj.) Series 1997 A, 0.32%, LOC Fannie Mae, VRDN (a)	23,505	23,505
(Related-Monterey Proj.) Series 1997 A, 0.32%, LOC Fannie Mae, VRDN (a)	44,970	44,970
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	5,000	5,000
New York City Transitional Fin. Auth. Rev. Series 2003 1B, 0.3% (Liquidity Facility Societe Generale), VRDN (a)	12,800	12,800
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.58% (Liquidity Facility Citibank NA) (a)(e)	15,560	15,560
New York Hsg. Fin. Agcy. Rev.:
(88 Leonard Street Proj.) Series 2005 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,900	6,900
(MF Associates Proj.) Series 1991, 0.39%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,900	6,900
New York Metropolitan Trans. Auth. Rev. Series A, 0.65% 4/13/09, LOC ABN-AMRO Bank NV, CP	8,500	8,500
New York Pwr. Auth. Series 1, 0.6% 4/3/09, CP	14,950	14,950
New York Urban Dev. Corp. Rev.:
Participating VRDN Series Putters 2283, 0.84% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,125	7,125
Series 2008 A1, 0.3%, LOC Wachovia Bank NA, VRDN (a)	18,500	18,500

	Principal Amount (000s)	Value (000s)
Series 2008 A5, 0.3%, LOC TD Banknorth, NA, VRDN (a)	$ 6,800	$ 6,800
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.3% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	14,700	14,700
		405,470
North Carolina - 3.0%
Charlotte Gen. Oblig. Series 2007, 0.55% (Liquidity Facility KBC Bank NV), VRDN (a)	3,000	3,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.47% (Liquidity Facility Wachovia Bank NA), VRDN (a)	34,795	34,795
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.55% (Liquidity Facility Bank of America NA), VRDN (a)	6,970	6,970
Mecklenburg County Ctfs. of Prtn. Series 2001, 0.56% (Liquidity Facility Bank of America NA), VRDN (a)	1,670	1,670
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 0.64% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series EGL 7053004 Class A, 0.61% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	13,105	13,105
Series GS 08 9TP, 0.49% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,050	6,050
North Carolina Gen. Oblig. Series 2002 E:
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,505	3,505
0.4% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	19,880	19,880
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds (North Carolina Cap. Impts. Proj.) Series 2005 A, 5% 2/1/10	4,775	4,946
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 A, 0.45%, LOC Branch Banking & Trust Co., VRDN (a)	15,740	15,740
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.42% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	8,200	8,200
Orange Wtr. & Swr. Auth. Series 2004 B, 0.55% (Liquidity Facility Bank of America NA), VRDN (a)	5,190	5,190
Piedmont Triad Arpt. Auth. Series 2008 A, 0.55%, LOC Branch Banking & Trust Co., VRDN (a)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series BBT 08 11, 0.37% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 21,625	$ 21,625
Series EGL 07 0010, 0.64% (Liquidity Facility Citibank NA) (a)(e)	4,950	4,950
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	42,800	43,209
Series 2003 B, 0.42% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,500	1,500
Series 2003 C, 0.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,460	6,460
Series 2004 B, 0.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,900	14,900
Series 2007 A, 0.5% (Liquidity Facility Bank of America NA), VRDN (a)	10,400	10,400
		242,185
Ohio - 2.6%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,580	15,580
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.43%, LOC JPMorgan Chase Bank, VRDN (a)	16,000	16,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.57% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	11,985	11,985
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,265	5,265
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 0.61%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 A, 0.48%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	18,085	18,085
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	7,600	7,600
Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500

	Principal Amount (000s)	Value (000s)
Series 2008 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	$ 28,750	$ 28,750
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B1, 0.32% (Liquidity Facility Bank of New York, New York), VRDN (a)	2,825	2,825
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Generation Corp. Proj.) Series 2008 A, 0.35%, LOC Barclays Bank PLC, VRDN (a)	15,600	15,600
Ohio Gen. Oblig. (Infrastructure Impt. Proj.):
Series 2003 B, 0.29%, VRDN (a)	2,000	2,000
Series 2003 D, 0.29%, VRDN (a)	5,455	5,455
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6:
0.6% 7/28/09, CP	13,650	13,650
0.63% 6/11/09, CP	15,000	15,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2001 A, 0.36%, VRDN (a)	4,930	4,930
(Cleveland Clinic Foundation Proj.):
Series 2008 B2, 0.3%, VRDN (a)	3,800	3,800
Series 2008 B3, 0.3%, VRDN (a)	4,000	4,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 C, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Ohio Major New State Infrastructure Proj. Rev. Bonds Series 2007 1, 4% 6/15/09	4,700	4,727
		214,952
Oklahoma - 0.7%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.55%, LOC Bank of America NA, VRDN (a)	28,655	28,655
Oklahoma Dev. Fin. Auth. Rev. (Integris Health Group Proj.) Series 2007 A3, 0.55% (Assured Guaranty Corp. Insured), VRDN (a)	15,175	15,175
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series BA 08 3500, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	7,620	7,620
Univ. Hospitals Trust Rev. Series 2005 A, 0.55%, LOC Bank of America NA, VRDN (a)	5,400	5,400
		56,850
Oregon - 1.9%
Clackamas County Hosp. Facility Auth.:
Bonds (Providence Health Sys. Proj.) Series D, 0.75% tender 7/8/09, CP mode	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth.: - continued
(Legacy Health Sys. Proj.) Series 2008 B, 0.41%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 13,700	$ 13,700
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.6%, LOC Bank of Scotland PLC, VRDN (a)	72,900	72,900
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.57%, LOC Wells Fargo Bank NA, VRDN (a)	15,000	15,000
(PeaceHealth Proj.):
Series 2008 B, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,800	10,800
Series 2008 D, 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	25,000	25,000
Oregon Gen. Oblig. TAN Series 2008 A, 3% 6/30/09	3,000	3,014
		152,914
Pennsylvania - 3.5%
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.48%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.47%, LOC Bank of America NA, VRDN (a)	14,200	14,200
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.65%, LOC KBC Bank NV, VRDN (a)	3,775	3,775
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.3%, VRDN (a)	15,600	15,600
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	19,700	19,700
Lehigh County Gen. Purp. Auth. Rev. (The Good Shepherd Group Proj.) Series 2007 B, 0.47% (Assured Guaranty Corp. Insured), VRDN (a)	14,000	14,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.48%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,515	5,515

	Principal Amount (000s)	Value (000s)
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.49%, LOC Fannie Mae, VRDN (a)	$ 9,170	$ 9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.49%, LOC Fannie Mae, VRDN (a)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11056, 0.6% (Liquidity Facility Citibank NA) (a)(e)	3,700	3,700
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.54%, LOC Bank of America NA, VRDN (a)	4,900	4,900
Series 2008 B3, 0.55%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.36%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	12,000	12,000
(The Franklin Institute Proj.) Series 2006, 0.55%, LOC Bank of America NA, VRDN (a)	9,495	9,495
Philadelphia School District:
Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (a)	34,000	34,000
Series 2008 A3, 0.55%, LOC Bank of America NA, VRDN (a)	22,100	22,100
Series 2008 C1, 0.37%, LOC TD Banknorth, NA, VRDN (a)	41,900	41,900
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.5%, LOC Bank of America NA, VRDN (a)	16,000	16,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	11,250	11,250
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	11,000	11,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,590	3,590
Wilkes Barre Gen. Oblig. Series 2004 B, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,150	4,150
		283,270
Rhode Island - 1.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2005 A, 0.3%, VRDN (a)	66,850	66,850
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	22,615	22,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.45%, LOC TD Banknorth, N.A., VRDN (a)	$ 20,400	$ 20,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.55%, LOC Bank of America NA, VRDN (a)	23,700	23,700
		133,565
South Carolina - 1.6%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.35%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
Greenville County School District Bonds Series 2008 C, 3% 6/1/09	39,815	39,908
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.47%, LOC Wachovia Bank NA, VRDN (a)	11,700	11,700
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.99% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,610	5,610
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.55%, LOC Bank of America NA, VRDN (a)	1,379	1,379
(Newberry College Proj.) Series 2008, 0.55%, LOC Branch Banking & Trust Co., VRDN (a)	13,345	13,345
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (a)	4,805	4,805
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 720053021 Class A, 0.89% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	15,615	15,615
Series ROC II R 11426, 0.83% (Liquidity Facility Citibank NA) (a)(e)	12,645	12,645
0.5% 4/7/09, CP	6,100	6,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, 0.45%, LOC Branch Banking & Trust Co., VRDN (a)	11,900	11,900
		128,007
Tennessee - 2.2%
Blount County Pub. Bldg. Auth. Series E7A, 0.47%, LOC Branch Banking & Trust Co., VRDN (a)	5,500	5,500

	Principal Amount (000s)	Value (000s)
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.55%, LOC Bank of America NA, VRDN (a)	$ 8,510	$ 8,510
Series 2005, 0.35%, LOC Bank of America NA, VRDN (a)	130	130
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.49%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Series 2008 B, 0.55%, LOC Landesbank Baden-Wuert, VRDN (a)	8,000	8,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.55%, LOC Freddie Mac, VRDN (a)	17,945	17,945
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev.:
(Country Music Hall of Fame Proj.) Series 1999, 0.58%, LOC Bank of America NA, VRDN (a)	9,685	9,685
(Nashville Symphony Hall Proj.) Series 2004, 0.55%, LOC Bank of America NA, VRDN (a)	44,260	44,260
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.55%, LOC Bank of America NA, VRDN (a)	1,505	1,505
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.57% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	5,000	5,000
Shelby County Gen. Oblig. Series 2004 B, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	31,605	31,605
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 0.45% (Assured Guaranty Corp. Insured), VRDN (a)	16,400	16,400
Tennessee Gen. Oblig. Series A:
0.5% 5/15/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	10,000	10,000
0.55% 5/11/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	16,360	16,360
		179,200
Texas - 17.6%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,320	10,320
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 0.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,230	10,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Gen. Oblig. Bonds Series 2008, 4% 9/1/09	$ 11,000	$ 11,105
Austin Util. Sys. Rev. Series A:
0.78% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
0.85% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	28,981	28,981
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.57% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,115	11,115
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN Series MS 06 1654, 0.69% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)(f)	23,245	23,245
Series 2001:
0.5% 4/23/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
0.7% 4/9/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
Dallas North Texas Tollway Auth. Series A, 0.7% 5/1/09, LOC Bank of America NA, CP	10,000	10,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 1434, 0.47% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,885	1,885
Series Putters 3227, 0.47% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,305	17,305
Series Solar 06 60, 0.47% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	19,375	19,375
Denton Independent School District Participating VRDN Series DB 513, 0.49% (Liquidity Facility Deutsche Bank AG) (a)(e)	31,515	31,515
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 0.57% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,830	4,830
Series SGA 106, 0.55% (Liquidity Facility Societe Generale) (a)(e)	2,485	2,485
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.57% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,485	9,485

	Principal Amount (000s)	Value (000s)
Goose Creek Independent School District Participating VRDN Series PZ 219, 0.53% (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 10,285	$ 10,285
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	37,500	37,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.43%, LOC Wachovia Bank NA, VRDN (a)	21,400	21,400
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.4%, LOC Compass Bank, VRDN (a)	4,850	4,850
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.57% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	40,000	40,000
Series ROC II R 718 PB, 0.99% (Liquidity Facility Deutsche Postbank AG) (a)(e)	9,865	9,865
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 A, 0.47%, LOC Compass Bank, VRDN (a)	13,100	13,100
Series 2008 B, 0.45%, LOC Northern Trust Co., Chicago, VRDN (a)	11,100	11,100
Series 2008 C, 0.5%, LOC Commerzbank AG, VRDN (a)	19,080	19,080
Houston Gen. Oblig.:
Series E1, 0.35% 4/3/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	10,000	10,000
Series E2, 0.65% 4/2/09 (Liquidity Facility Landesbank Baden-Wuert), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Bonds Series MS 06 2042, 1%, tender 8/13/09 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 07 0086, 1.64% (Liquidity Facility Citibank NA) (a)(e)	15,000	15,000
Series ROC II R 11411, 0.84% (Liquidity Facility Citibank NA) (a)(e)	10,000	10,000
Series 2004 A, 1.25% 4/1/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	12,500	12,500
Series 2008 A1, 0.55%, LOC Bank of America NA, VRDN (a)	47,500	47,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2008 A2, 0.55%, LOC Bank of America NA, VRDN (a)	$ 12,075	$ 12,075
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 0.89% (Liquidity Facility Bank of America NA) (a)(e)	6,525	6,525
Humble Independent School District Participating VRDN Series Solar 06 20, 0.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,195	14,195
Judson Independent School District Participating VRDN Series DB 423, 0.51% (Liquidity Facility Deutsche Bank AG) (a)(e)	11,610	11,610
Lower Colorado River Auth. Rev. Series A:
0.6% 5/15/09 (Liquidity Facility JPMorgan Chase Bank), CP	17,100	17,100
0.7% 5/18/09 (Liquidity Facility JPMorgan Chase Bank), CP	3,800	3,800
Mesquite Independent School District Series 2003 A, 0.52% (Permanent School Fund of Texas Guaranteed), VRDN (a)	2,005	2,005
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 0.55% (Liquidity Facility Societe Generale) (a)(e)	6,000	6,000
North East Texas Independent School District Participating VRDN Series PT 3951, 0.54% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	14,370	14,370
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	6,960	6,960
Series Putters 2488, 0.84% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,920	2,920
Series ROC II R 593 PB, 0.84% (Liquidity Facility Deutsche Postbank AG) (a)(e)	16,880	16,880
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 0.84% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	8,795	8,795
Port Arthur Independent School District Participating VRDN Series ROC II R 11423, 0.61% (Liquidity Facility Citibank NA) (a)(e)	10,760	10,760
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.5%, VRDN (a)	4,600	4,600

	Principal Amount (000s)	Value (000s)
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 5,400	$ 5,400
Series 2003, 0.5% (Liquidity Facility Bank of America NA), VRDN (a)	5,000	5,000
Series A:
0.6% 8/27/09, CP	48,650	48,650
0.6% 9/3/09, CP	15,900	15,900
0.75% 7/9/09, CP	16,400	16,400
San Antonio Gen. Oblig. Series A, 0.5% 4/7/09, LOC Bank of America NA, CP	14,000	14,000
San Antonio Wtr. Sys. Rev. Series 2001 A:
0.6% 4/6/09, CP	18,500	18,500
0.75% 5/1/09, CP	5,494	5,494
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.6%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Socorro Independent School District Participating VRDN Series Putters 1036, 0.57% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,265	2,265
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.38%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series BA 08 1197, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	4,375	4,375
(Christus Health Proj.) Series 2008 C4, 0.5%, LOC Bank of America NA, VRDN (a)	20,345	20,345
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	7,500	7,500
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.45%, LOC Freddie Mac, VRDN (a)	17,185	17,185
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A:
0.65% 4/3/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
0.75% 4/7/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	20,000	20,000
Texas Gen. Oblig.:
Participating VRDN Series Solar 06 57, 0.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,260	10,260
TRAN Series 2008, 3% 8/28/09	436,700	439,136
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tech Univ. Revs. Bonds Twelfth Series 2009, 4% 2/15/10	$ 5,980	$ 6,152
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.49% (Liquidity Facility Bank of America NA) (a)(e)	5,000	5,000
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 B, 5% 8/15/09	5,400	5,479
Participating VRDN:
Series BBT 08 25, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,205	10,205
Series Putters 584, 0.47% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	18,745	18,745
Series ROC II R 11077, 0.6% (Liquidity Facility Citibank NA) (a)(e)	9,035	9,035
Series 2002 A, 0.55% 8/27/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.54% (Liquidity Facility Wells Fargo & Co.) (a)(e)	12,400	12,400
Ysleta Independent School District Participating VRDN Series Putters 1039, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	270	270
		1,424,317
Utah - 2.0%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.54%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B2, 0.6% 6/9/09 (Liquidity Facility Bank of Nova Scotia), CP	10,700	10,700
Series 1997 B3:
0.6% 6/10/09 (Liquidity Facility Bank of Nova Scotia), CP	23,000	23,000
0.65% 6/11/09 (Liquidity Facility Bank of Nova Scotia), CP	23,900	23,900
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	57,100	57,100
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.47% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	48,000	48,000
		164,700
Virginia - 2.0%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.5%, LOC Branch Banking & Trust Co., VRDN (a)	6,850	6,850

	Principal Amount (000s)	Value (000s)
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (a)	$ 16,700	$ 16,700
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 0.61% (Liquidity Facility Citibank NA) (a)(e)	5,220	5,220
Harrisonburg Indl. Dev. Auth. Rev. (Virginia Mennonite Retirement Cmnty. Proj.) Series 2006 A, 0.53%, LOC Citibank NA, VRDN (a)	18,070	18,070
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.5%, LOC Landesbank Baden-Wuert, VRDN (a)	8,060	8,060
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.29%, VRDN (a)	41,795	41,795
Series 2003 B, 0.29%, VRDN (a)	4,250	4,250
Series 2003 D, 0.35%, VRDN (a)	20,715	20,715
(Loudoun Country Day School, Inc. Proj.) Series 2008, 0.44%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,565	6,565
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.5%, LOC Bank of America NA, VRDN (a)	4,750	4,750
Richmond Gen. Oblig. 0.6% 4/3/09 (Liquidity Facility Bank of America NA), CP	5,500	5,500
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.44% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,560	7,560
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 C, 0.6%, LOC Branch Banking & Trust Co., VRDN (a)	7,200	7,200
Virginia Pub. School Auth. Bonds Series 2008 B, 4% 8/1/09	4,930	4,978
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.44% (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	2,360	2,360
		160,573
Washington - 4.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.84% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,280	6,280
Energy Northwest Elec. Rev. Participating VRDN Series Putters 256, 0.84% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,545	4,545
Everett Gen. Oblig. Series 2001, 0.6%, LOC Bank of America NA, VRDN (a)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Kent School District #145 Gen. Oblig. Bonds Series 2008, 4% 12/1/09 (Washington Gen. Oblig. Guaranteed)	$ 5,585	$ 5,662
King County Swr. Rev. Series A, 0.6% 6/19/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	15,000	15,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.55%, LOC Bank of America NA, VRDN (a)	3,100	3,100
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.58% (Liquidity Facility Societe Generale) (a)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN:
Series SGA 90, 0.55% (Liquidity Facility Societe Generale) (a)(e)	16,015	16,015
Series Solar 06 2, 0.4% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,730	9,730
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.6%, LOC Bank of America NA, VRDN (a)	8,720	8,720
Snohomish County Pub. Util. District #1 Bonds Series 2002 B, 5.25% 12/1/09	5,000	5,136
Tacoma Wash Wtr. Rev. Participating VRDN Series Putters 3275, 0.94% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	13,830	13,830
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.44% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	38,470	38,470
Vancouver Hsg. Auth. Rev. Series 2008, 0.52%, LOC Freddie Mac, VRDN (a)	4,500	4,500
Washington Gen. Oblig.:
Bonds Series 2000 A, 5.625% 7/1/18 (Pre-Refunded to 7/1/09 @ 100) (d)	5,000	5,058
Participating VRDN:
Series Clipper 05 39, 0.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	37,230	37,230
Series GS 06 7T, 0.49% (Liquidity Facility Wells Fargo & Co.) (a)(e)	21,415	21,415
Series ROC II R 12023, 0.65% (Liquidity Facility Citibank NA) (a)(e)	2,740	2,740
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.55%, LOC Bank of America NA, VRDN (a)	17,900	17,900

	Principal Amount (000s)	Value (000s)
Series 2008 B, 0.58%, LOC Bank of America NA, VRDN (a)	$ 11,125	$ 11,125
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (a)	35,020	35,020
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.55%, LOC Bank of America NA, VRDN (a)	44,035	44,035
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.5% (Bonneville Pwr. Administration Guaranteed), LOC Bank of America NA, VRDN (a)	9,265	9,265
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 A3, 0.46% (Bonneville Pwr. Administration Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	15,335	15,335
		340,311
West Virginia - 1.1%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Ohio Pwr. Co. -Sporn Proj.) Series 2008 C, 0.47%, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.48%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	56,410	56,410
		91,410
Wisconsin - 1.8%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	32,500	32,689
Wisconsin Gen. Oblig. Series 2008, 0.7% 4/3/09, CP	20,613	20,613
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.72% tender 5/15/09, LOC JPMorgan Chase Bank, CP mode	6,400	6,400
(Ministry Health Care Proj.) Series A, 0.45% tender 4/3/09, LOC U.S. Bank NA, Minnesota, CP mode	13,500	13,500
(Gundersen Lutheran Clinic Proj.) Series 2008 A, 0.42%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Petroleum Inspection Fee Rev. Series 2000, 0.85% 6/5/09, CP	$ 16,300	$ 16,300
Wisconsin Trans. Rev.:
Participating VRDN Series MS 06 1864, 0.54% (Liquidity Facility Rabobank Nederland) (a)(e)(f)	7,503	7,503
Series 2006 A, 0.6% 4/3/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	30,550	30,550
		147,455
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.55%, LOC Wells Fargo Bank NA, VRDN (a)	4,750	4,750
	Shares
Other - 1.9%
Fidelity Tax-Free Cash Central Fund, 0.36% (b)(c)	155,325,000	155,325
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $8,015,420)	8,015,420
NET OTHER ASSETS - 1.2%	97,509
NET ASSETS - 100%	$ 8,112,929
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,978,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MS 06 1654, 0.69% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/7/07	$ 23,245
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Bonds Series MS 06 2042, 1%, tender 8/13/09 (Liquidity Facility Wells Fargo & Co.)	8/29/07 - 4/7/08	$ 18,870
Mississippi Hosp. Equip. & Facilities Auth. (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.8%, tender 4/1/09	3/4/09	$ 9,000
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.44% (Liquidity Facility Wells Fargo & Co.)	3/9/09	$ 2,360
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.54% (Liquidity Facility Rabobank Nederland)	6/13/07	$ 7,503
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,231
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section n the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,015,420	$ -	$ 8,015,420	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,860,095)	$ 7,860,095
Fidelity Central Funds (cost $155,325)	155,325
Total Investments (cost $8,015,420)		$ 8,015,420
Cash		2,170
Receivable for investments sold		97,140
Receivable for fund shares sold		3,550
Interest receivable		21,198
Distributions receivable from Fidelity Central Funds		46
Prepaid expenses		461
Receivable from investment adviser for expense reductions		75
Other receivables		21
Total assets		8,140,081

Liabilities
Payable for investments purchased	$ 16,828
Payable for fund shares redeemed	7,329
Distributions payable	924
Accrued management fee	971
Distribution fees payable	72
Other affiliated payables	962
Other payables and accrued expenses	66
Total liabilities		27,152

Net Assets		$ 8,112,929
Net Assets consist of:
Paid in capital		$ 8,112,803
Accumulated undistributed net realized gain (loss) on investments		126
Net Assets		$ 8,112,929

Class I: Net Asset Value, offering price and redemption price per share ($7,738,465 ÷ 7,736,485 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($54,178 ÷ 54,169 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($271,873 ÷ 271,807 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($48,413 ÷ 48,392 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2009

Investment Income
Interest		$ 182,640
Income from Fidelity Central Funds		3,231
Total income		185,871

Expenses
Management fee	$ 14,877
Transfer agent fees	6,406
Distribution fees	1,053
Accounting fees and expenses	829
Custodian fees and expenses	159
Independent trustees' compensation	43
Registration fees	227
Audit	69
Legal	46
Money Market Guarantee Program fee	2,460
Miscellaneous	286
Total expenses before reductions	26,455
Expense reductions	(4,420)	22,035
Net investment income		163,836
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		662
Net increase in net assets resulting from operations		$ 164,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 163,836	$ 373,070
Net realized gain (loss)	662	3,341
Net increase in net assets resulting from operations	164,498	376,411
Distributions to shareholders from net investment income	(163,869)	(373,033)
Distributions to shareholders from net realized gain	(3,754)	(501)
Total distributions	(167,623)	(373,534)
Share transactions - net increase (decrease)	(3,008,979)	1,585,156
Total increase (decrease) in net assets	(3,012,104)	1,588,033

Net Assets
Beginning of period	11,125,033	9,537,000
End of period	$ 8,112,929	$ 11,125,033

Financial Highlights - Class I

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.033	.034	.026	.013
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.015	.033	.034	.026	.013
Distributions from net investment income	(.015)	(.033)	(.034)	(.026)	(.013)
Distributions from net realized gain	- D	-D	-	-	- D
Total distributions	(.015)	(.033)	(.034)	(.026)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.50%	3.33%	3.44%	2.60%	1.30%
Ratios to Average Net Assets B, C
Expenses before reductions	.24%	.23%	.23%	.24%	.23%
Expenses net of fee waivers, if any	.22%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.17%	.18%	.18%	.18%
Net investment income	1.55%	3.27%	3.39%	2.61%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 7,738	$ 10,463	$ 8,976	$ 6,599	$ 4,041

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.031	.032	.024	.011
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.013	.031	.032	.024	.011
Distributions from net investment income	(.013)	(.031)	(.032)	(.024)	(.011)
Distributions from net realized gain	- D	-D	-	-	- D
Total distributions	(.013)	(.031)	(.032)	(.024)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.35%	3.18%	3.29%	2.45%	1.15%
Ratios to Average Net Assets B, C
Expenses before reductions	.39%	.38%	.38%	.39%	.38%
Expenses net of fee waivers, if any	.37%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.32%	.32%	.33%	.33%
Net investment income	1.40%	3.12%	3.24%	2.46%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 111	$ 116	$ 182	$ 133

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.030	.031	.023	.010
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.012	.030	.031	.023	.010
Distributions from net investment income	(.012)	(.030)	(.031)	(.023)	(.010)
Distributions from net realized gain	- D	-D	-	-	- D
Total distributions	(.012)	(.030)	(.031)	(.023)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.25%	3.07%	3.18%	2.35%	1.05%
Ratios to Average Net Assets B, C
Expenses before reductions	.49%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.42%	.42%	.43%	.43%
Net investment income	1.30%	3.02%	3.14%	2.36%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 459	$ 360	$ 481	$ 174

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.032	.033	.025	.012
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.014	.032	.033	.025	.012
Distributions from net investment income	(.014)	(.032)	(.033)	(.025)	(.012)
Distributions from net realized gain	- D	D	-	-	- D
Total distributions	(.014)	(.032)	(.033)	(.025)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.45%	3.28%	3.39%	2.55%	1.25%
Ratios to Average Net Assets B, C
Expenses before reductions	.29%	.28%	.29%	.29%	.28%
Expenses net of fee waivers, if any	.27%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.22%	.23%	.23%	.23%
Net investment income	1.50%	3.22%	3.34%	2.56%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 92	$ 85	$ 133	$ 72

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2009

(Amounts in thousands except ratios and per-share amounts)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, and Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio offers Class IV and Institutional Class. Money Market Portfolio offers Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of March 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios and per-share amounts)

3. Significant Accounting Policies - continued

Expenses - continued

The Board of Trustees of the Funds approved the participation by the Funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in that Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of that Fund. The Funds paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. Subsequent to period end, the Board of Trustees approved the participation by Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio in the extension of the Program through September 18, 2009 for an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Funds without regard to any expense limitation currently in effect for the Funds.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury Only Portfolio	$ 19,655,080	$ -	$ -	$ -
Treasury Portfolio	23,247,224	-	-	-
Government Portfolio	61,241,883	-	-	-
Prime Money Market Portfolio	30,210,662	-	-	-
Money Market Portfolio	56,636,287	-	-	-
Tax-Exempt Portfolio	8,015,420	-	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Treasury Only Portfolio	$ 836	$ -	$ -
Treasury Portfolio	1,653	-	-
Government Portfolio	3,066	-	-
Prime Money Market Portfolio	59	-	(830)
Money Market Portfolio	4,999	-	-
Tax-Exempt Portfolio	147	45	-

The tax character of distributions paid was as follows:

March 31, 2009
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 109,832	$ -	$ 109,832
Treasury Portfolio	-	242,465	-	242,465
Government Portfolio	-	491,735	-	491,735
Prime Money Market Portfolio	-	482,295	-	482,295
Money Market Portfolio	-	1,136,896	-	1,136,896
Tax-Exempt Portfolio	163,869	1,251	2,503	167,623
March 31, 2008
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 107,145	$ -	$ 107,145
Treasury Portfolio	-	677,751	-	677,751
Government Portfolio	-	546,425	-	546,425
Prime Money Market Portfolio	-	783,595	-	783,595
Money Market Portfolio	-	1,893,733	-	1,893,733
Tax-Exempt Portfolio	373,033	-	501	373,534

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios and per-share amounts)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 1,277	$ 8
Class III	1,907	86
Class IV	567	100
Select Class	219	6
	$ 3,970	$ 200
Treasury Portfolio: Class II	$ 732	$ 53
Class III	13,294	65
Class IV	2,124	444
Select Class	287	17
	$ 16,437	$ 579
Government Portfolio: Class II	$ 2,613	$ 27
Class III	5,923	6
Select Class	162	18
	$ 8,698	$ 51
Prime Money Market Portfolio: Class II	$ 1,970	$ 13
Class III	7,556	67
Class IV	330	-
Select Class	281	10
	$ 10,137	$ 90
Money Market Portfolio: Class II	$ 981	$ 8
Class III	12,226	57
Select Class	619	22
	$ 13,826	$ 87
Tax-Exempt Portfolio: Class II	$ 153	$ 17
Class III	846	3
Select Class	54	3
	$ 1,053	$ 23

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Treasury Only Portfolio - Class I	$ 7,171
Treasury Only Portfolio- Class II	514
Treasury Only Portfolio- Class III	464
Treasury Only Portfolio - Class IV	69
Treasury Only Portfolio - Select Class	265
$ 8,483
Treasury Portfolio - Class I	$ 10,864
Treasury Portfolio - Class II	295
Treasury Portfolio - Class III	3,202
Treasury Portfolio - Class IV	255
Treasury Portfolio - Select Class	346
$ 14,962
Government Portfolio - Class I	$ 18,382
Government Portfolio - Class II	1,067
Government Portfolio - Class III	1,444
Government Portfolio - Select Class	198
$ 21,091
Prime Money Market Portfolio - Class I	$ 5,291
Prime Money Market Portfolio - Class II	799
Prime Money Market Portfolio - Class III	1,834
Prime Money Market Portfolio - Class IV	40
Prime Money Market Portfolio - Select Class	342
Prime Money Market Portfolio - Institutional Class	2,760
$ 11,066
Money Market Portfolio - Class I	$ 17,854
Money Market Portfolio - Class II	397
Money Market Portfolio - Class III	2,946
Money Market Portfolio - Select Class	750
Money Market Portfolio - Institutional Class	3,968
$ 25,915
Tax-Exempt Portfolio - Class I	$ 6,068
Tax-Exempt Portfolio - Class II	63
Tax-Exempt Portfolio - Class III	209
Tax-Exempt Portfolio - Select Class	66
$ 6,406

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios and per-share amounts)

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, and, if applicable, the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Treasury Only Portfolio
Class I	.20%*	$ 1,316
Class II	.35%*	99
Class III	.45%*	81
Class IV	.70%*	12
Select Class	.25%*	44
Treasury Portfolio
Class I	.20%*	$ 1,387
Class II	.35%*	40
Class III	.45%*	340
Class IV	.70%*	32
Select Class	.25%*	42
Government Portfolio
Class I	.20%*	$ 2,052
Class II	.35%*	135
Class III	.45%*	179
Select Class	.25%*	23
Prime Money Market Portfolio
Class I	.20%	$ 1,312
Class II	.35%	197
Class III	.45%	466
Class IV	.70%	7
Select Class	.25%	80
Institutional Class	.14%	4,027
Money Market Portfolio
Class I	.18%	$ 9,163
Class II	.33%	203
Class III	.43%	1,534
Select Class	.23%	358
Institutional Class	.14%	5,357
Tax-Exempt Portfolio
Class I	.20%	$ 1,586
Class II	.35%	17
Class III	.45%	59
Select Class	.25%	17

* Effective December 23, 2008, the expense limitations were discontinued for each class of Treasury Only Portfolio, Treasury Portfolio and Government Portfolio.

Annual Report

6. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury Only Portfolio
Class III	$ 62
Class IV	84
Treasury Portfolio
Class II	$ 49
Class III	686
Class IV	456
Select Class	14

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Treasury Only Portfolio	$ 89	$ -	$ -
Treasury Portfolio	26	-	-
Government Portfolio	7	-	-
Prime Money Market Portfolio	68	-	-
Money Market Portfolio	23	-	-
Class I	-	161	-
Institutional Class	-	20	-
Tax-Exempt Portfolio	135	-	624
Class I	-	1,890	-
Class II	-	13	-
Class III	-	67	-
Select Class	-	12	-

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2009	2008
From net investment income
Treasury Only Portfolio - Class I	$ 95,559	$ 86,383
Treasury Only Portfolio - Class II	6,359	8,278
Treasury Only Portfolio - Class III	4,698	10,275
Treasury Only Portfolio - Class IV A	356	47
Treasury Only Portfolio - Select Class	2,860	2,162
Total	$ 109,832	$ 107,145
Treasury Portfolio - Class I	$ 184,961	$ 470,415
Treasury Portfolio - Class II	3,247	14,267
Treasury Portfolio - Class III	46,197	177,482
Treasury Portfolio - Class IV A	2,736	1
Treasury Portfolio - Select Class	5,324	15,586
Total	$ 242,465	$ 677,751
Government Portfolio - Class I	$ 430,834	$ 463,410
Government Portfolio - Class II	25,189	30,361
Government Portfolio - Class III	30,996	48,406
Government Portfolio - Select Class	4,716	4,248
Total	$ 491,735	$ 546,425

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios and per-share amounts)

7. Distributions to Shareholders - continued

Years ended March 31,	2009	2008
Prime Money Market Portfolio - Class I	$ 184,457	$ 515,907
Prime Money Market Portfolio - Class II	26,769	62,435
Prime Money Market Portfolio - Class III	57,651	121,959
Prime Money Market Portfolio - Class IV A	1,190	1
Prime Money Market Portfolio - Select Class	12,524	22,931
Prime Money Market Portfolio - Institutional Class A	199,704	60,362
Total	$ 482,295	$ 783,595
Money Market Portfolio - Class I	$ 680,040	$ 1,601,600
Money Market Portfolio - Class II	14,350	30,991
Money Market Portfolio - Class III	103,929	115,425
Money Market Portfolio - Select Class	30,642	38,397
Money Market Portfolio - Institutional Class A	307,935	107,320
Total	$ 1,136,896	$ 1,893,733
Tax-Exempt Portfolio - Class I	$ 156,473	$ 354,732
Tax-Exempt Portfolio - Class II	1,489	3,590
Tax-Exempt Portfolio - Class III	4,215	12,163
Tax-Exempt Portfolio - Select Class	1,692	2,548
Total	$ 163,869	$ 373,033
From net realized gain
Tax-Exempt Portfolio - Class I	$ 3,557	$ 476
Tax-Exempt Portfolio - Class II	41	6
Tax-Exempt Portfolio - Class III	108	16
Tax-Exempt Portfolio - Select Class	48	3
Total	$ 3,754	$ 501

A Distributions for Class IV and Institutional Class are for the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

8. Share Transactions.

Transactions for each class of shares were as follows:

Years ended March 31,	2009	2008
Treasury Only Portfolio - Class I Shares sold	35,395,598	11,149,513
Reinvestment of distributions	71,823	60,163
Shares redeemed	(26,708,022)	(5,860,873)
Net increase (decrease)	8,759,399	5,348,803
Treasury Only Portfolio - Class II Shares sold	2,530,486	1,417,700
Reinvestment of distributions	4,949	4,944
Shares redeemed	(2,143,484)	(1,117,973)
Net increase (decrease)	391,951	304,671
Treasury Only Portfolio - Class III Shares sold	4,019,027	1,915,801
Reinvestment of distributions	2,262	4,174
Shares redeemed	(3,700,771)	(1,592,732)
Net increase (decrease)	320,518	327,243
Treasury Only Portfolio - Class IV A Shares sold	519,344	52,028
Reinvestment of distributions	355	47
Shares redeemed	(419,616)	(12,609)
Net increase (decrease)	100,083	39,466
Treasury Only Portfolio - Select Class Shares sold	1,929,218	428,732
Reinvestment of distributions	2,561	2,056
Shares redeemed	(1,343,239)	(272,811)
Net increase (decrease)	588,540	157,977

Annual Report

8. Share Transactions - continued

Years ended March 31,	2009	2008
Treasury Portfolio - Class I Shares sold	103,467,582	90,317,987
Reinvestment of distributions	108,507	191,457
Shares redeemed	(102,379,038)	(80,965,407)
Net increase (decrease)	1,197,051	9,544,037
Treasury Portfolio - Class II Shares sold	5,073,221	4,547,210
Reinvestment of distributions	1,003	4,871
Shares redeemed	(4,971,800)	(4,602,578)
Net increase (decrease)	102,424	(50,497)
Treasury Portfolio - Class III Shares sold	21,880,549	22,660,049
Issued in exchange for shares of Capital One U.S. Treasury Money Market Fund	75,597	-
Reinvestment of distributions	7,798	24,217
Shares redeemed	(22,242,212)	(21,017,932)
Net increase (decrease)	(278,268)	1,666,334
Treasury Portfolio - Class IVA Shares sold	2,087,001	198
Reinvestment of distributions	28	1
Shares redeemed	(1,633,488)	(82)
Net increase (decrease)	453,541	117
Treasury Portfolio - Select Class Shares sold	3,027,521	1,442,301
Reinvestment of distributions	2,934	4,639
Shares redeemed	(2,661,733)	(1,229,385)
Net increase (decrease)	368,722	217,555
Government Portfolio - Class I Shares sold	254,590,058	95,063,910
Reinvestment of distributions	222,872	248,924
Shares redeemed	(218,469,166)	(82,442,581)
Net increase (decrease)	36,343,764	12,870,253
Government Portfolio - Class II Shares sold	62,359,535	8,919,006
Reinvestment of distributions	11,208	15,885
Shares redeemed	(61,776,196)	(8,129,513)
Net increase (decrease)	594,547	805,378
Government Portfolio - Class III Shares sold	17,751,533	8,933,149
Reinvestment of distributions	13,989	24,657
Shares redeemed	(16,497,932)	(8,008,799)
Net increase (decrease)	1,267,590	949,007
Government Portfolio - Select Class Shares sold	2,743,956	963,355
Reinvestment of distributions	2,340	2,152
Shares redeemed	(2,400,512)	(744,624)
Net increase (decrease)	345,784	220,883
Prime Money Market Portfolio - Class I Shares sold	94,175,155	118,423,559
Reinvestment of distributions	97,393	274,482
Shares redeemed	(90,129,342)	(119,963,887)
Net increase (decrease)	4,143,206	(1,265,846)
Prime Money Market Portfolio - Class II Shares sold	10,010,219	17,877,394
Reinvestment of distributions	17,060	51,475
Shares redeemed	(9,914,982)	(17,718,456)
Net increase (decrease)	112,297	210,413

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios and per-share amounts)

8. Share Transactions - continued

Years ended March 31,	2009	2008
Prime Money Market Portfolio - Class III Shares sold	16,843,203	25,109,691
Issued in exchange for shares of Capital One Cash Reserves Fund	128,003	-
Reinvestment of distributions	17,917	48,477
Shares redeemed	(16,361,572)	(25,299,928)
Net increase (decrease)	627,551	(141,760)
Prime Money Market Portfolio - Class IVA Shares sold	361,968	1,044
Reinvestment of distributions	748	1
Shares redeemed	(296,719)	-
Net increase (decrease)	65,997	1,045
Prime Money Market Portfolio - Select Class Shares sold	4,145,356	3,057,034
Reinvestment of distributions	8,953	15,992
Shares redeemed	(4,055,435)	(2,952,814)
Net increase (decrease)	98,874	120,212
Prime Money Market Portfolio - Institutional Class A Shares sold	126,832,050	23,272,298
Reinvestment of distributions	96,591	31,367
Shares redeemed	(121,579,962)	(16,129,809)
Net increase (decrease)	5,348,679	7,173,856
Money Market Portfolio - Class I Shares sold	108,763,256	181,867,735
Reinvestment of distributions	568,010	1,202,812
Shares redeemed	(102,298,831)	(183,469,917)
Net increase (decrease)	7,032,435	(399,370)
Money Market Portfolio - Class II Shares sold	1,889,525	15,110,330
Reinvestment of distributions	12,233	25,354
Shares redeemed	(1,920,432)	(15,074,653)
Net increase (decrease)	(18,674)	61,031
Money Market Portfolio - Class III Shares sold	26,158,475	26,291,836
Reinvestment of distributions	42,996	77,600
Shares redeemed	(27,274,313)	(22,813,183)
Net increase (decrease)	(1,072,842)	3,556,253
Money Market Portfolio - Select Class Shares sold	13,502,430	9,784,033
Reinvestment of distributions	12,517	11,447
Shares redeemed	(14,522,382)	(8,639,927)
Net increase (decrease)	(1,007,435)	1,155,553
Money Market Portfolio - Institutional Class A Shares sold	90,306,897	31,102,689
Reinvestment of distributions	221,414	80,641
Shares redeemed	(86,583,911)	(19,606,143)
Net increase (decrease)	3,944,400	11,577,187
Tax-Exempt Portfolio - Class I Shares sold	21,309,938	39,577,397
Reinvestment of distributions	113,470	248,664
Shares redeemed	(24,144,656)	(38,342,365)
Net increase (decrease)	(2,721,248)	1,483,696
Tax-Exempt Portfolio - Class II Shares sold	293,597	615,811
Reinvestment of distributions	1,476	3,167
Shares redeemed	(352,254)	(623,694)
Net increase (decrease)	(57,181)	(4,716)

Annual Report

8. Share Transactions - continued

Years ended March 31,	2009	2008
Tax-Exempt Portfolio - Class III Shares sold	1,884,704	2,104,850
Reinvestment of distributions	2,652	7,367
Shares redeemed	(2,074,003)	(2,013,714)
Net increase (decrease)	(186,647)	98,503
Tax-Exempt Portfolio - Select Class Shares sold	345,017	372,096
Reinvestment of distributions	1,655	2,351
Shares redeemed	(390,575)	(366,774)
Net increase (decrease)	(43,903)	7,673

A Share transactions for Class IV and Institutional Class are for the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, Tax-Exempt Portfolio's cash position may be significant during the period.

10. Merger Information.

On November 21, 2008, Treasury Portfolio acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Treasury Money Market Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 21, 2008. The acquisition was accomplished by an exchange of 75,597 shares of Class III of Treasury Portfolio for 75,597 shares (valued at $1.00 per share) of Capital One U.S. Treasury Money Market Fund.

On November 21, 2008, Prime Money Market Portfolio acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Cash Reserve Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 21, 2008. The acquisition was accomplished by an exchange of 128,003 shares of Class III of Prime Money Market Portfolio for 127,855 and 148 shares then outstanding of Class A and Class B (valued at $1.00 per share, respectively) of Capital One Cash Reserve Fund.

The reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the Funds or their shareholders. Capital One U.S. Treasury Money Market Fund's net assets were combined with Treasury Portfolio's net assets of $28,406,258 for total net assets after the acquisition of $28,481,855.

Capital One Cash Reserve Fund's net assets were combined with Prime Money Market's net assets of $18,678,394 for total net assets after the acquisition of $18,806,397.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d, James C. Curvey, and Michael E. Kenneally, each of the Trustees oversees 161 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 383 funds advised by FMR or an affiliate. Mr. Kenneally oversees 32 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the Board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006) and Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR, and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Tax-Exempt Portfolio voted to pay on May 18, 2009, to shareholders of record at the opening of business on May 15, 2009, a distribution of $0.00001 per share derived from capital gains realized from sales of portfolio securities.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Tax-Exempt Portfolio	$586,348

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to March 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$10,422,570
Treasury Portfolio	$16,725,306
Government Portfolio	$85,816,246
Prime Money Market Portfolio	$74,844,992
Money Market Portfolio	$165,348,236

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100.00%
Treasury Portfolio	32.88%
Government Portfolio	40.32%
Prime Money Market Portfolio	1.16%
Money Market Portfolio	1.54%

During fiscal year ended 2009, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	45,264,798,802.22	98.612
Withheld	637,073,349.19	1.388
TOTAL	45,901,872,151.41	100.000
Albert R. Gamper, Jr.
Affirmative	45,266,529,174.09	98.546
Withheld	635,342,977.32	1.454
TOTAL	45,901,872,151.41	100.000
George H. Heilmeier
Affirmative	45,261,965,511.71	98.606
Withheld	639,906,639.71	1.394
TOTAL	45,901,872,151.42	100.000
Arthur E. Johnson
Affirmative	45,271,287,770.59	98.626
Withheld	630,584,380.82	1.374
TOTAL	45,901,872,151.41	100.000
Edward C. Johnson 3d
Affirmative	45,206,035,472.83	98.484
Withheld	695,836,678.58	1.516
TOTAL	45,901,872,151.41	100.000
James H. Keyes
Affirmative	45,274,488,845.55	98.633
Withheld	627,383,305.86	1.367
TOTAL	45,901,872,151.41	100.000
Marie L. Knowles
Affirmative	45,269,414,186.51	98.622
Withheld	632,457,964.90	1.378
TOTAL	45,901,872,151.41	100.000
Kenneth L. Wolfe
Affirmative	45,263,467,359.77	98.609
Withheld	638,404,791.64	1.391
TOTAL	45,901,872,151.41	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

Custodians

The Bank of New York Mellon
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-ANN-0509
1.701843.111

Item 2. Code of Ethics

As of the end of the period, March 31, 2009, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$28,000	$-	$4,500	$-
Money Market Portfolio	$28,000	$-	$4,500	$-
Prime Money Market Portfolio	$29,000	$-	$4,500	$-
Tax-Exempt Portfolio	$28,000	$-	$4,500	$-
Treasury Only Portfolio	$28,000	$-	$4,500	$-
Treasury Portfolio	$29,000	$-	$4,500	$-

March 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$34,000	$-	$4,500	$-
Money Market Portfolio	$54,000	$-	$4,500	$-
Prime Money Market Portfolio	$38,000	$-	$4,500	$-
Tax-Exempt Portfolio	$35,000	$-	$4,500	$-
Treasury Only Portfolio	$29,000	$-	$4,500	$-
Treasury Portfolio	$38,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2009A	March 31, 2008A
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$445,000	$430,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2009 A	March 31, 2008 A
Deloitte Entities	$1,500,000	$555,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 26, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 26, 2009